UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08342

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Portfolio

April 30, 2013

Consolidated Portfolio of Investments

Foreign Government Bonds — 26.6%

Security	Principal Amount (000’s omitted)		Value

Albania — 0.4%
Republic of Albania, 7.50%, 11/4/15	EUR	24,274	$33,558,047

Total Albania			$33,558,047

Bermuda — 0.3%
Government of Bermuda, 5.603%, 7/20/20(1)	USD	16,612	$19,299,041

Total Bermuda			$19,299,041

Costa Rica — 0.0%(2)
Titulo Propiedad Ud, 1.00%, 1/12/22(3)	CRC	1,488,078	$2,514,978
Titulo Propiedad Ud, 1.63%, 7/13/16(3)	CRC	165,892	322,034

Total Costa Rica			$2,837,012

Cyprus — 0.5%
Republic of Cyprus, 3.75%, 6/3/13	EUR	19,262	$24,732,922
Republic of Cyprus, 3.75%, 11/1/15(4)	EUR	5,360	5,470,612
Republic of Cyprus, 4.375%, 7/15/14	EUR	330	380,270
Republic of Cyprus, 4.625%, 2/3/20	EUR	5,848	5,275,546

Total Cyprus			$35,859,350

Georgia — 0.3%
Georgia Treasury Bond, 6.80%, 7/12/14	GEL	4,800	$2,960,526
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	14,630	9,096,166
Georgia Treasury Bond, 9.50%, 11/17/13	GEL	1,000	620,498
Georgia Treasury Bond, 11.70%, 7/7/13	GEL	876	537,146
Georgia Treasury Bond, 11.90%, 6/9/13	GEL	2,659	1,622,183
Georgia Treasury Bond, 12.00%, 6/15/13	GEL	1,000	611,000
Georgia Treasury Bond, 12.00%, 6/15/14	GEL	778	506,056
Georgia Treasury Bond, 12.20%, 5/13/13	GEL	6,895	4,187,155

Total Georgia			$20,140,730

Germany — 1.5%
Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	15,000	$23,345,383
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	46,560	90,376,484

Total Germany			$113,721,867

Guatemala — 0.3%
Republic of Guatemala, 4.875%, 2/13/28(1)	USD	20,060	$20,461,200

Total Guatemala			$20,461,200

Security	Principal Amount (000’s omitted)		Value

Hungary — 1.1%
National Bank of Hungary, 8.875%, 11/1/13	USD	14,320	$14,739,000
Republic of Hungary, 3.50%, 7/18/16	EUR	39,283	51,718,245
Republic of Hungary, 4.375%, 7/4/17	EUR	8,654	11,567,843
Republic of Hungary, 5.50%, 5/6/14	GBP	2,983	4,683,778

Total Hungary			$82,708,866

Jordan — 0.4%
Jordan Government Bond, 6.648%, 5/22/14	JOD	4,100	$5,884,278
Jordan Government Bond, 6.925%, 6/4/14	JOD	4,000	5,756,952
Jordan Government Bond, 7.078%, 7/18/14	JOD	800	1,155,079
Jordan Government Bond, 7.387%, 8/30/14	JOD	3,300	4,785,378
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,000	2,928,250
Jordan Government Bond, 8.163%, 3/25/16	JOD	2,000	2,981,978
Jordan Government Bond, 8.60%, 3/4/16	JOD	2,000	3,012,855

Total Jordan			$26,504,770

Kenya — 0.0%(2)
Kenya Treasury Bond, 11.855%, 5/22/17	KES	189,500	$2,245,762

Total Kenya			$2,245,762

Lebanon — 0.4%
Lebanon Treasury Note, 5.34%, 7/25/13	LBP	6,838,150	$4,556,345
Lebanon Treasury Note, 5.34%, 8/8/13	LBP	19,867,220	13,239,704
Lebanon Treasury Note, 5.94%, 1/9/14	LBP	5,821,700	3,893,213
Lebanon Treasury Note, 8.38%, 8/28/14	LBP	6,062,310	4,178,191
Lebanon Treasury Note, 9.00%, 7/17/14	LBP	4,463,130	3,089,702

Total Lebanon			$28,957,155

Mexico — 3.3%
Mexican Bonos, 7.00%, 6/19/14	MXN	1,253,707	$107,262,299
Mexican Bonos, 8.00%, 12/19/13	MXN	797,010	67,391,038
Mexican Bonos, 9.00%, 6/20/13	MXN	918,355	76,218,102

Total Mexico			$250,871,439

Mongolia — 0.1%
Mongolia Government International Bond, 4.125%, 1/5/18(1)	USD	6,980	$6,883,351

Total Mongolia			$6,883,351

New Zealand — 4.5%
New Zealand Government Bond, 2.00%, 9/20/25(3)	NZD	17,835	$16,967,573
New Zealand Government Bond, 5.00%, 3/15/19	NZD	33,390	31,967,259

15	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2013

Consolidated Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)		Value

New Zealand (continued)
New Zealand Government Bond, 5.50%, 4/15/23	NZD	130,281	$133,740,548
New Zealand Government Bond, 6.00%, 12/15/17	NZD	33,390	32,727,670
New Zealand Government Bond, 6.00%, 5/15/21	NZD	114,973	119,571,597

Total New Zealand			$334,974,647

Paraguay — 0.1%
Republic of Paraguay, 4.625%, 1/25/23(1)	USD	8,147	$8,350,675

Total Paraguay			$8,350,675

Philippines — 1.8%
Republic of the Philippines, 4.125%, 11/8/17	PHP	350,030	$9,032,488
Republic of the Philippines, 4.625%, 7/5/17	PHP	325,440	8,578,412
Republic of the Philippines, 5.00%, 8/18/18	PHP	585,790	15,846,530
Republic of the Philippines, 5.875%, 1/31/18	PHP	445,190	12,479,922
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	52,883,382
Republic of the Philippines, 7.00%, 1/27/16	PHP	261,300	7,199,412
Republic of the Philippines, 9.125%, 9/4/16	PHP	879,820	26,172,572

Total Philippines			$132,192,718

Romania — 1.4%
Romania Government Bond, 5.75%, 1/27/16	RON	29,090	$9,086,416
Romania Government Bond, 5.80%, 10/26/15	RON	173,640	54,062,535
Romania Government Bond, 5.85%, 7/28/14	RON	45,210	13,953,383
Romania Government Bond, 5.90%, 7/26/17	RON	89,230	28,266,142
Romania Government Bond, 11.00%, 3/5/14	RON	9,870	3,164,645

Total Romania			$108,533,121

Russia — 0.4%
Russia Government Bond, 6.88%, 7/15/15	RUB	52,256	$1,717,012
Russia Government Bond, 7.00%, 6/3/15	RUB	289,017	9,529,854
Russia Government Bond, 7.10%, 3/13/14	RUB	619,899	20,166,984

Total Russia			$31,413,850

Rwanda — 0.2%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	11,526	$11,308,389

Total Rwanda			$11,308,389

Serbia — 2.3%
Serbia Treasury Bill, 0.00%, 7/4/13	RSD	358,540	$4,200,633
Serbia Treasury Bill, 0.00%, 10/24/13	RSD	4,365,640	49,727,522
Serbia Treasury Bill, 0.00%, 11/8/13	RSD	420,000	4,766,276
Serbia Treasury Bill, 0.00%, 12/12/13	RSD	784,600	8,829,254

Security	Principal Amount (000’s omitted)		Value

Serbia (continued)
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	791,300	$8,798,082
Serbia Treasury Bill, 0.00%, 3/6/14	RSD	4,181,000	46,093,097
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	765,280	8,422,604
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	195,630	2,329,601
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	996,190	11,859,447
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	1,412,950	16,741,648
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	38,990	459,860
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	324,720	3,825,194
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	673,100	7,685,423

Total Serbia			$173,738,641

Slovenia — 0.7%
Republic of Slovenia, 4.125%, 1/26/20	EUR	9,209	$11,430,449
Republic of Slovenia, 4.375%, 1/18/21(4)	EUR	34,296	42,712,257

Total Slovenia			$54,142,706

Sri Lanka — 1.4%
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	36,130	$39,381,700
Republic of Sri Lanka, 6.25%, 10/4/20(4)	USD	1,010	1,100,900
Sri Lanka Government Bond, 7.00%, 3/1/14	LKR	1,502,670	11,502,314
Sri Lanka Government Bond, 7.50%, 8/1/13	LKR	196,000	1,535,866
Sri Lanka Government Bond, 8.50%, 7/15/13	LKR	100,000	786,342
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	1,962,420	13,854,405
Sri Lanka Government Bond, 8.50%, 7/15/18	LKR	1,079,140	7,576,985
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	3,767,430	25,569,067
Sri Lanka Government Bond, 11.75%, 4/1/14	LKR	589,910	4,683,662
Sri Lanka Government Bond, 11.75%, 3/15/15	LKR	350,000	2,795,735

Total Sri Lanka			$108,786,976

Turkey — 5.0%
Turkey Government Bond, 0.00%, 5/15/13	TRY	188,878	$105,311,272
Turkey Government Bond, 0.00%, 7/17/13	TRY	40,426	22,356,914
Turkey Government Bond, 0.00%, 9/11/13	TRY	33,120	18,188,604
Turkey Government Bond, 0.00%, 4/9/14	TRY	150,336	79,982,485
Turkey Government Bond, 3.00%, 1/6/21(3)	TRY	21,690	14,016,607
Turkey Government Bond, 4.00%, 4/1/20(3)	TRY	198,925	134,762,075

Total Turkey			$374,617,957

Uruguay — 0.2%
Monetary Regulation Bill, 0.00%, 2/27/14(3)	UYU	28,701	$1,490,856
Monetary Regulation Bill, 0.00%, 3/26/15(3)	UYU	249,800	12,717,430
Uruguay Notas Del Teso, 2.25%, 8/23/17(3)	UYU	34,796	1,884,147

16	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2013

Consolidated Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)		Value

Uruguay (continued)
Uruguay Notas Del Teso, 2.75%, 6/16/16(3)	UYU	4,575	$252,271
Uruguay Notas Del Teso, 10.25%, 8/22/15	UYU	34,315	1,834,983

Total Uruguay			$18,179,687

Total Foreign Government Bonds (identified cost $1,859,869,879)			$2,000,287,957

Foreign Corporate Bonds & Notes — 0.1%

Security		Principal Amount	Value

Chile — 0.1%
JPMorgan Chilean Inflation Linked Note, 3.80%, 11/17/15(3)	USD	3,837,266	$3,893,636

Total Chile (identified cost $3,000,000)			$3,893,636

Total Foreign Corporate Bonds & Notes (identified cost $3,000,000)			$3,893,636

Debt Obligations — United States — 32.5%

Corporate Bonds & Notes — 0.0%(2)

Security		Principal Amount	Value
Eaton Corp., 8.875%, 6/15/19		$500,000	$664,961

Total Corporate Bonds & Notes (identified cost $523,145)			$664,961

Collateralized Mortgage Obligations — 1.2%

Security		Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22		$232,221	$273,393
Series 1548, Class Z, 7.00%, 7/15/23		251,327	287,752
Series 1650, Class K, 6.50%, 1/15/24		1,538,410	1,721,479
Series 1817, Class Z, 6.50%, 2/15/26		184,142	208,222
Series 1927, Class ZA, 6.50%, 1/15/27		735,713	812,886
Series 2127, Class PG, 6.25%, 2/15/29		1,014,765	1,143,982
Series 2344, Class ZD, 6.50%, 8/15/31		1,519,819	1,717,724
Series 2458, Class ZB, 7.00%, 6/15/32		2,474,557	2,891,317

			$9,056,755

Security	Principal Amount	Value

Federal National Mortgage Association:
Series 1992-180, Class F, 1.369%, 10/25/22(5)	$894,489	$911,327
Series 1993-16, Class Z, 7.50%, 2/25/23	890,896	1,035,323
Series 1993-79, Class PL, 7.00%, 6/25/23	624,955	719,979
Series 1993-104, Class ZB, 6.50%, 7/25/23	245,313	281,077
Series 1993-121, Class Z, 7.00%, 7/25/23	3,571,748	4,094,231
Series 1993-141, Class Z, 7.00%, 8/25/23	675,297	777,427
Series 1994-42, Class ZQ, 7.00%, 4/25/24	4,200,121	4,868,062
Series 1994-79, Class Z, 7.00%, 4/25/24	788,611	919,055
Series 1994-89, Class ZQ, 8.00%, 7/25/24	618,256	736,078
Series 1996-35, Class Z, 7.00%, 7/25/26	195,768	228,688
Series 1998-16, Class H, 7.00%, 4/18/28	558,213	652,015
Series 1998-44, Class ZA, 6.50%, 7/20/28	1,018,680	1,187,953
Series 1999-25, Class Z, 6.00%, 6/25/29	1,292,733	1,456,086
Series 2000-2, Class ZE, 7.50%, 2/25/30	265,848	316,795
Series 2000-49, Class A, 8.00%, 3/18/27	765,078	920,927
Series 2001-31, Class ZA, 6.00%, 7/25/31	8,859,958	9,987,562
Series 2001-37, Class GA, 8.00%, 7/25/16	51,566	55,380
Series 2001-74, Class QE, 6.00%, 12/25/31	2,936,096	3,285,151
Series 2009-48, Class WA, 5.838%, 7/25/39(6)	10,216,224	11,713,284
Series 2011-38, Class SA, 12.899%, 5/25/41(7)	12,666,830	13,740,984
Series G48, Class Z, 7.10%, 12/25/21	764,305	865,422
Series G92-60, Class Z, 7.00%, 10/25/22	1,708,993	1,917,862
Series G93-1, Class K, 6.675%, 1/25/23	1,129,928	1,287,508
Series G93-31, Class PN, 7.00%, 9/25/23	3,421,728	3,948,027
Series G93-41, Class ZQ, 7.00%, 12/25/23	6,994,888	8,079,066
Series G94-7, Class PJ, 7.50%, 5/17/24	1,091,212	1,284,544

		$75,269,813

Government National Mortgage Association:
Series 1994-7, Class PQ, 6.50%, 10/16/24	$776,879	$892,319
Series 1996-22, Class Z, 7.00%, 10/16/26	623,378	722,282
Series 1999-42, Class Z, 8.00%, 11/16/29	1,804,450	2,193,265
Series 2000-21, Class Z, 9.00%, 3/16/30	2,578,625	3,231,584
Series 2001-35, Class K, 6.45%, 10/26/23	251,962	288,876
Series 2002-48, Class OC, 6.00%, 9/16/30	138,917	139,486

		$7,467,812

Total Collateralized Mortgage Obligations (identified cost $85,151,355)		$91,794,380

Commercial Mortgage-Backed Securities — 0.0%(2)

Security	Principal Amount	Value
MLMT, Series 2006-C2, Class A2, 5.756%, 8/12/43(6)	$1,613,634	$1,655,019

Total Commercial Mortgage-Backed Securities (identified cost $1,621,825)		$1,655,019

17	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2013

Consolidated Portfolio of Investments — continued

Mortgage Pass-Throughs — 17.0%

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:
2.895%, with maturity at 2035(8)	$5,348,712	$5,704,926
3.213%, with maturity at 2029(8)	936,606	957,608
3.41%, with maturity at 2023(8)	237,638	250,996
4.317%, with maturity at 2030(8)	1,328,478	1,465,093
4.50%, with maturity at 2018	2,279,464	2,421,752
5.00%, with various maturities to 2019	2,743,110	2,934,381
5.50%, with various maturities to 2019	8,258,234	8,876,267
6.00%, with various maturities to 2035	52,887,532	59,984,791
6.50%, with various maturities to 2033	45,593,587	52,706,198
6.60%, with maturity at 2030	2,286,236	2,700,613
7.00%, with various maturities to 2036	45,157,716	53,506,716
7.31%, with maturity at 2026	203,033	229,347
7.50%, with various maturities to 2035	25,602,194	30,926,946
7.95%, with maturity at 2022	363,911	432,893
8.00%, with various maturities to 2031	6,596,945	8,021,042
8.15%, with maturity at 2021	169,034	195,361
8.30%, with maturity at 2021	52,346	60,126
8.47%, with maturity at 2018	93,316	106,249
8.50%, with various maturities to 2028	901,981	1,092,035
9.00%, with various maturities to 2027	1,642,361	1,971,856
9.50%, with maturity at 2027	180,812	205,512
9.75%, with maturity at 2016	3,107	3,474
10.00%, with various maturities to 2020	491,333	563,389
10.50%, with maturity at 2021	297,458	342,796
11.00%, with maturity at 2016	284,354	302,750

		$235,963,117

Federal National Mortgage Association:
2.212%, with various maturities to 2035(8)	$24,060,564	$25,237,850
2.249%, with maturity at 2022(8)	1,778,249	1,835,801
2.25%, with various maturities to 2033(8)	6,554,071	6,859,142
2.261%, with maturity at 2027(8)	364,053	377,587
2.275%, with maturity at 2028(8)	240,581	252,841
2.287%, with maturity at 2038(8)	1,261,673	1,321,759
2.321%, with various maturities to 2033(8)	12,239,049	12,750,898
2.324%, with maturity at 2035(8)	4,916,725	5,127,962
2.362%, with maturity at 2025(8)	1,285,208	1,342,536
2.562%, with maturity at 2024(8)	905,905	950,750
3.284%, with maturity at 2023(8)	123,327	128,807
3.66%, with maturity at 2034(8)	3,321,339	3,639,613
3.791%, with maturity at 2035(8)	10,891,516	11,970,711
4.12%, with maturity at 2035(8)	8,910,990	9,805,082
5.00%, with various maturities to 2018	3,353,650	3,597,059
5.50%, with various maturities to 2023	13,763,844	14,802,707
6.00%, with various maturities to 2038(9)	349,553,443	386,588,262

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)
6.323%, with maturity at 2032(8)	$3,364,499	$3,727,312
6.50%, with various maturities to 2038	147,910,599	167,044,084
7.00%, with various maturities to 2036	109,208,179	128,372,474
7.064%, with maturity at 2025(8)	114,112	122,778
7.50%, with various maturities to 2037	77,844,113	93,857,796
8.00%, with various maturities to 2030	5,953,842	7,356,737
8.50%, with various maturities to 2037	9,300,569	11,497,656
9.00%, with various maturities to 2032	2,932,711	3,584,517
9.068%, with maturity at 2028(6)	348,376	385,189
9.50%, with various maturities to 2031	2,420,267	2,957,231
10.455%, with maturity at 2027(6)	363,145	414,697
10.50%, with maturity at 2029	283,657	335,863
11.00%, with maturity at 2016	5,032	5,236
11.50%, with maturity at 2031	385,870	464,307

		$906,715,244

Government National Mortgage Association:
2.00%, with maturity at 2024(8)	$534,832	$560,166
6.00%, with various maturities to 2033	45,251,493	51,067,725
6.50%, with various maturities to 2032	4,984,442	5,826,359
7.00%, with various maturities to 2035	40,254,419	48,687,824
7.50%, with various maturities to 2031	6,502,199	7,843,504
7.75%, with maturity at 2019	29,717	34,696
8.00%, with various maturities to 2034	15,497,869	18,721,532
8.30%, with various maturities to 2020	73,212	80,783
8.50%, with various maturities to 2021	760,262	846,393
9.00%, with various maturities to 2025	326,216	390,888
9.50%, with various maturities to 2026	1,216,484	1,523,910

		$135,583,780

Total Mortgage Pass-Throughs (identified cost $1,239,602,305)		$1,278,262,141

U.S. Government Agency Obligations — 4.6%

Security	Principal Amount	Value
Federal Home Loan Bank:
4.125%, 12/13/19(9)	$20,000,000	$23,659,560
4.125%, 3/13/20(9)	65,000,000	76,925,875
4.625%, 9/11/20	19,325,000	23,683,753
5.25%, 12/11/20(9)	11,545,000	14,633,253
5.25%, 12/9/22(9)	14,850,000	19,190,774
5.365%, 9/9/24	12,700,000	16,660,419
5.375%, 9/30/22	49,780,000	65,120,653
5.375%, 8/15/24(9)	22,000,000	29,392,792
5.625%, 6/11/21(9)	12,850,000	16,846,748
5.75%, 6/12/26	14,850,000	20,461,741

		$306,575,568

18	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2013

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value

United States Agency for International Development — Israel:
5.50%, 12/4/23	$5,000,000	$6,590,430
5.50%, 4/26/24	22,500,000	29,816,415

		$36,406,845

Total U.S. Government Agency Obligations (identified cost $290,354,000)		$342,982,413

U.S. Treasury Obligations — 9.7%

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21	$1,500,000	$2,246,133
U.S. Treasury Bond, 11.25%, 2/15/15(9)	190,000,000	227,465,720
U.S. Treasury Note, 4.00%, 2/15/14	133,600,000	137,712,342
U.S. Treasury Note, 4.25%, 8/15/13(9)	135,900,000	137,577,550
U.S. Treasury Note, 4.25%, 11/15/13(9)	133,200,000	136,197,000
U.S. Treasury Note, 4.75%, 5/15/14(9)	86,500,000	90,635,824

Total U.S. Treasury Obligations (identified cost $731,081,528)		$731,834,569

Total Debt Obligations — United States (identified cost $2,348,334,158)		$2,447,193,483

Common Stocks — 0.9%

Security	Shares	Value

France — 0.2%
Sanofi	91,828	$9,928,033
Total SA	166,296	8,370,849

Total France		$18,298,882

Germany — 0.5%
Deutsche EuroShop AG	319,916	$13,718,086
Deutsche Wohnen AG	693,794	12,235,490
GSW Immobilien AG	313,115	12,572,683

Total Germany		$38,526,259

Luxembourg — 0.2%
GAGFAH SA(10)	1,109,785	$14,337,679

Total Luxembourg		$14,337,679

Total Common Stocks (identified cost $60,708,491)		$71,162,820

Precious Metals — 2.1%

Description	Troy Ounces	Value

Platinum(10)	104,260	$156,937,124

Total Precious Metals (identified cost $182,943,855)		$156,937,124

Currency Call Options Purchased — 0.2%

Des cription	Counter party	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Colombian Peso	Citibank NA	COP 61,529,039	COP 1,757.00	2/18/14	$125,008
Colombian Peso	Citibank NA	COP 58,748,079	COP 1,757.00	2/18/14	119,358
Colombian Peso	Citibank NA	COP 58,160,190	COP 1,757.00	2/18/14	118,163
Colombian Peso	Citibank NA	COP 39,329,400	COP 1,757.00	2/18/14	79,905
Colombian Peso	Citibank NA	COP 24,390,186	COP 1,757.00	2/18/14	49,553
Colombian Peso	JPMorgan Chase Bank	COP 23,314,690	COP 1,757.00	2/18/14	47,368
Colombian Peso	JPMorgan Chase Bank	COP 18,580,951	COP 1,757.00	2/18/14	37,751
Colombian Peso	JPMorgan Chase Bank	COP 14,352,100	COP 1,757.00	2/18/14	29,159
Indian Rupee	Australia and New Zealand Banking Group Limited	INR 2,863,000	INR 54.00	8/12/13	758,117
Indian Rupee	Australia and New Zealand Banking Group Limited	INR 1,762,000	INR 54.00	8/12/13	466,574
Indian Rupee	Bank of America	INR 4,068,093	INR 52.00	5/6/13	5,739
Indian Rupee	Bank of America	INR 3,709,482	INR 52.00	5/6/13	5,233
Indian Rupee	Bank of America	INR 3,921,500	INR 55.00	7/1/13	1,748,607
Indian Rupee	Bank of America	INR 2,904,000	INR 54.00	8/12/13	768,974
Indian Rupee	Bank of America	INR 3,432,000	INR 55.00	8/16/13	1,523,521
Indian Rupee	Barclays Bank PLC	INR 4,073,798	INR 52.00	5/6/13	5,747
Indian Rupee	Barclays Bank PLC	INR 2,920,000	INR 54.00	8/12/13	773,210
Indian Rupee	Deutsche Bank	INR 3,211,300	INR 51.00	5/8/13	2,265
Indian Rupee	Deutsche Bank	INR 2,570,000	INR 54.00	8/12/13	680,531
Indian Rupee	Goldman Sachs International	INR 3,725,500	INR 51.00	5/8/13	2,628
Indian Rupee	Goldman Sachs International	INR 3,267,000	INR 55.00	7/1/13	1,456,764
Indian Rupee	Goldman Sachs International	INR 1,700,000	INR 54.00	8/12/13	450,157

19	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2013

Consolidated Portfolio of Investments — continued

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Indian Rupee	Goldman Sachs International	INR 2,185,000	INR 55.00	8/19/13	$980,056
Indian Rupee	HSBC Bank USA	INR 3,847,800	INR 53.00	7/3/13	432,668
Indian Rupee	JPMorgan Chase Bank	INR 3,280,700	INR 53.00	7/3/13	368,900
Indian Rupee	JPMorgan Chase Bank	INR 1,951,000	INR 54.00	8/12/13	516,621
Indian Rupee	JPMorgan Chase Bank	INR 1,538,000	INR 54.00	8/12/13	407,259
Indian Rupee	Standard Chartered Bank	INR 3,304,700	INR 52.00	5/6/13	4,662
Indian Rupee	Standard Chartered Bank	INR 2,183,600	INR 53.00	7/3/13	245,536

Total Currency Call Options Purchased (identified cost $16,078,435)					$12,210,034

Currency Put Options Purchased — 0.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

British Pound Sterling	Bank of America	GBP 166,991	GBP 1.35	3/13/14	$740,315
British Pound Sterling	Citibank NA	GBP 123,052	GBP 1.40	3/13/14	967,374
British Pound Sterling	Morgan Stanley & Co. International PLC	GBP 79,501	GBP 1.35	3/13/14	352,449
South Korean Won	Bank of America	KRW 51,520,000	KRW 1,120.00	6/14/13	272,453
South Korean Won	Deutsche Bank	KRW 59,360,000	KRW 1,120.00	6/14/13	313,913
South Korean Won	Deutsche Bank	KRW 61,435,360	KRW 1,120.00	6/18/13	349,322
South Korean Won	Goldman Sachs International	KRW 56,397,600	KRW 1,120.00	6/18/13	320,677
South Korean Won	Standard Chartered Bank	KRW 48,160,000	KRW 1,120.00	6/14/13	254,684
South Korean Won	Standard Chartered Bank	KRW 59,916,640	KRW 1,120.00	6/18/13	340,686
Yuan Offshore Renminbi	Barclays Bank PLC	CNH 449,995	CNH 6.50	5/20/13	1,022
Yuan Offshore Renminbi	Citibank NA	CNH 425,666	CNH 6.50	5/20/13	967
Yuan Offshore Renminbi	HSBC Bank USA	CNH 481,026	CNH 6.50	5/20/13	1,093
Yuan Offshore Renminbi	Standard Chartered Bank	CNH 403,052	CNH 6.50	5/20/13	915

Total Currency Put Options Purchased (identified cost $12,141,280)					$3,915,870

Interest Rate Swaptions — 0.0%(2)

Description	Counterparty	Expiration Date	Notional Amount	Value

Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%	Deutsche Bank	8/26/14	$99,600,000	$575,887

Total Interest Rate Swaptions (identified cost $6,205,080)				$575,887

Put Options Purchased — 0.0%(2)

Description	Counterparty	Number of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Brent Crude Oil Future 9/2013	Not Applicable	1,360	USD 95.00	8/12/13	$3,032,800

Total Put Options Purchased (identified cost $9,622,080)					$3,032,800

Short-Term Investments — 47.0%

Foreign Government Securities — 25.0%

Security	Principal Amount (000’s omitted)		Value

Brazil — 3.8%
Letra Tesouro Nacional Bill, 0.00%, 7/1/13	BRL	575,858	$284,389,377

Total Brazil			$284,389,377

Georgia — 0.1%
Georgia Treasury Bill, 0.00%, 5/23/13	GEL	9,290	$5,611,557
Georgia Treasury Bill, 0.00%, 7/18/13	GEL	1,751	1,049,864
Georgia Treasury Bill, 0.00%, 1/16/14	GEL	2,000	1,169,421

Total Georgia			$7,830,842

Hong Kong — 5.3%
Hong Kong Treasury Bill, 0.00%, 5/2/13	HKD	1,133,000	$146,002,785
Hong Kong Treasury Bill, 0.00%, 5/8/13	HKD	817,500	105,345,563
Hong Kong Treasury Bill, 0.00%, 7/31/13	HKD	1,133,500	146,034,629

Total Hong Kong			$397,382,977

Kenya — 0.4%
Kenya Treasury Bill, 0.00%, 4/14/14	KES	1,379,200	$14,720,257
Kenya Treasury Bill, 0.00%, 4/21/14	KES	1,481,600	15,779,712

Total Kenya			$30,499,969

20	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2013

Consolidated Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)		Value

Lebanon — 0.2%
Lebanon Treasury Bill, 0.00%, 7/11/13	LBP	6,422,210	$4,236,127
Lebanon Treasury Bill, 0.00%, 10/10/13	LBP	6,772,560	4,409,012
Lebanon Treasury Bill, 0.00%, 4/17/14	LBP	7,185,560	4,548,952

Total Lebanon			$13,194,091

Malaysia — 5.2%
Bank Negara Monetary Note, 0.00%, 5/2/13	MYR	69,059	$22,696,364
Bank Negara Monetary Note, 0.00%, 5/7/13	MYR	24,329	7,993,256
Bank Negara Monetary Note, 0.00%, 5/9/13	MYR	52,575	17,270,665
Bank Negara Monetary Note, 0.00%, 5/16/13	MYR	113,350	37,214,184
Bank Negara Monetary Note, 0.00%, 6/6/13	MYR	70,382	23,069,569
Bank Negara Monetary Note, 0.00%, 6/20/13	MYR	114,325	37,431,040
Bank Negara Monetary Note, 0.00%, 7/9/13	MYR	164,824	53,883,181
Bank Negara Monetary Note, 0.00%, 7/16/13	MYR	95,102	31,073,275
Bank Negara Monetary Note, 0.00%, 10/22/13	MYR	71,802	23,281,500
Bank Negara Monetary Note, 0.00%, 10/29/13	MYR	76,749	24,874,907
Bank Negara Monetary Note, 0.00%, 11/12/13	MYR	106,868	34,598,352
Bank Negara Monetary Note, 0.00%, 11/19/13	MYR	244,353	79,065,167

Total Malaysia			$392,451,460

Mexico — 0.1%
Mexico Cetes, 0.00%, 8/8/13	MXN	107,634	$8,775,961

Total Mexico			$8,775,961

Nigeria — 3.3%
Nigeria Treasury Bill, 0.00%, 5/9/13	NGN	3,668,200	$23,165,117
Nigeria Treasury Bill, 0.00%, 5/23/13	NGN	1,253,000	7,877,762
Nigeria Treasury Bill, 0.00%, 6/27/13	NGN	1,000,000	6,216,487
Nigeria Treasury Bill, 0.00%, 8/8/13	NGN	862,737	5,285,311
Nigeria Treasury Bill, 0.00%, 9/5/13	NGN	26,180,000	158,799,098
Nigeria Treasury Bill, 0.00%, 9/26/13	NGN	316,884	1,907,481
Nigeria Treasury Bill, 0.00%, 10/10/13	NGN	8,231,704	49,294,528

Total Nigeria			$252,545,784

Philippines — 1.8%
Philippine Treasury Bill, 0.00%, 5/2/13	PHP	448,520	$10,896,895
Philippine Treasury Bill, 0.00%, 5/8/13	PHP	684,710	16,634,477
Philippine Treasury Bill, 0.00%, 5/15/13	PHP	438,150	10,643,868
Philippine Treasury Bill, 0.00%, 5/29/13	PHP	80,730	1,960,876
Philippine Treasury Bill, 0.00%, 6/5/13	PHP	881,260	21,404,780
Philippine Treasury Bill, 0.00%, 6/13/13	PHP	28,640	695,590
Philippine Treasury Bill, 0.00%, 7/10/13	PHP	223,040	5,416,689
Philippine Treasury Bill, 0.00%, 7/24/13	PHP	642,930	15,613,825

Security	Principal Amount (000’s omitted)		Value

Philippines (continued)
Philippine Treasury Bill, 0.00%, 8/7/13	PHP	958,600	$23,278,220
Philippine Treasury Bill, 0.00%, 8/22/13	PHP	94,120	2,285,282
Philippine Treasury Bill, 0.00%, 9/4/13	PHP	292,910	7,111,157
Philippine Treasury Bill, 0.00%, 9/18/13	PHP	171,260	4,157,364
Philippine Treasury Bill, 0.00%, 10/2/13	PHP	410,920	9,973,679
Philippine Treasury Bill, 0.00%, 12/11/13	PHP	200,000	4,851,584

Total Philippines			$134,924,286

Romania — 0.5%
Romania Treasury Bill, 0.00%, 1/15/14	RON	125,400	$36,914,602

Total Romania			$36,914,602

Serbia — 1.4%
Serbia Treasury Bill, 0.00%, 5/23/13	RSD	1,940,860	$22,983,415
Serbia Treasury Bill, 0.00%, 6/13/13	RSD	209,100	2,462,916
Serbia Treasury Bill, 0.00%, 6/28/13	RSD	734,800	8,621,997
Serbia Treasury Bill, 0.00%, 7/12/13	RSD	795,400	9,299,972
Serbia Treasury Bill, 0.00%, 9/13/13	RSD	3,921,200	45,124,861
Serbia Treasury Bill, 0.00%, 10/31/13	RSD	670,500	7,624,153
Serbia Treasury Bill, 0.00%, 2/20/14	RSD	52,450	580,183
Serbia Treasury Bill, 0.00%, 4/3/14	RSD	735,380	8,052,963

Total Serbia			$104,750,460

Singapore — 0.0%(2)
Monetary Authority of Singapore, 0.00%, 6/28/13	SGD	1,100	$892,784

Total Singapore			$892,784

South Korea — 0.8%
Korea Monetary Stabilization Bond, 0.00%, 5/7/13	KRW	6,884,840	$6,249,388
Korea Monetary Stabilization Bond, 0.00%, 5/28/13	KRW	15,150,940	13,732,567
Korea Monetary Stabilization Bond, 0.00%, 6/4/13	KRW	11,399,370	10,327,293
Korea Monetary Stabilization Bond, 0.00%, 7/9/13	KRW	10,046,600	9,080,364
Korea Monetary Stabilization Bond, 0.00%, 7/23/13	KRW	17,876,660	16,141,295
Korea Monetary Stabilization Bond, 0.00%, 10/15/13	KRW	5,823,640	5,226,874

Total South Korea			$60,757,781

Sri Lanka — 1.6%
Sri Lanka Treasury Bill, 0.00%, 8/30/13	LKR	105,900	$810,037
Sri Lanka Treasury Bill, 0.00%, 10/4/13	LKR	882,170	6,678,735
Sri Lanka Treasury Bill, 0.00%, 10/18/13	LKR	681,000	5,133,299
Sri Lanka Treasury Bill, 0.00%, 10/25/13	LKR	642,000	4,828,654
Sri Lanka Treasury Bill, 0.00%, 11/1/13	LKR	669,390	5,023,463

21	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2013

Consolidated Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)		Value

Sri Lanka (continued)
Sri Lanka Treasury Bill, 0.00%, 12/6/13	LKR	1,490,130	$11,066,286
Sri Lanka Treasury Bill, 0.00%, 12/20/13	LKR	2,111,800	15,615,389
Sri Lanka Treasury Bill, 0.00%, 2/21/14	LKR	2,028,500	14,705,142
Sri Lanka Treasury Bill, 0.00%, 2/28/14	LKR	719,480	5,203,666
Sri Lanka Treasury Bill, 0.00%, 3/7/14	LKR	2,976,230	21,477,783
Sri Lanka Treasury Bill, 0.00%, 3/21/14	LKR	1,557,360	11,189,222
Sri Lanka Treasury Bill, 0.00%, 3/28/14	LKR	1,828,620	13,109,161
Sri Lanka Treasury Bill, 0.00%, 4/4/14	LKR	202,200	1,446,397
Sri Lanka Treasury Bill, 0.00%, 4/11/14	LKR	170,430	1,216,543
Sri Lanka Treasury Bill, 0.00%, 4/25/14	LKR	224,870	1,598,325

Total Sri Lanka			$119,102,102

Uruguay — 0.5%
Monetary Regulation Bill, 0.00%, 5/31/13(3)	UYU	334,420	$17,602,114
Monetary Regulation Bill, 0.00%, 7/5/13(3)	UYU	110,360	5,798,413
Monetary Regulation Bill, 0.00%, 9/13/13	UYU	20,000	1,018,283
Monetary Regulation Bill, 0.00%, 1/31/14(3)	UYU	13,807	718,134
Monetary Regulation Bill, 0.00%, 4/16/14(3)	UYU	239,665	12,417,655

Total Uruguay			$37,554,599

Total Foreign Government Securities (identified cost $1,872,075,733)			$1,881,967,075

U.S. Treasury Obligations — 5.2%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 5/23/13		$155,500	$155,497,357
U.S. Treasury Bill, 0.00%, 6/20/13(9)		54,420	54,418,313
U.S. Treasury Bill, 0.00%, 6/27/13		64,800	64,797,926
U.S. Treasury Bill, 0.00%, 7/25/13		114,300	114,287,198

Total U.S. Treasury Obligations (identified cost $388,990,388)			$389,000,794

Repurchase Agreements — 11.3%

Description	Principal Amount (000’s omitted)		Value

Bank of America:
Dated 4/5/13 with a maturity date of 5/24/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 23,259,019, collateralized by EUR 18,300,000 European Investment Bank 4.625%, due 4/15/20 and a market value, including accrued interest, of $30,000,702.	EUR	23,272	$30,648,216
Dated 4/8/13 with a maturity date of 5/24/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 17,285,038, collateralized by EUR 14,700,000 European Investment Bank 3.625%, due 1/15/21 and a market value, including accrued interest, of $23,030,588.	EUR	17,295	22,776,066
Dated 4/8/13 with an interest rate of 0.35%, collateralized by USD 25,000,000 Turkey Government Bond 7.00%, due 6/5/20 and a market value, including accrued interest, of $32,089,583.(11)	USD	32,000	32,000,000
Dated 4/11/13 with a maturity date of 5/24/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 24,650,857, collateralized by EUR 20,760,000 European Investment Bank 4.25%, due 4/15/19 and a market value, including accrued interest, of $32,788,268.	EUR	24,663	32,479,791
Dated 4/23/13 with a maturity date of 6/11/13, an interest rate of 0.09% payable by the Portfolio and repurchase proceeds of EUR 49,127,872, collateralized by EUR 43,520,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $64,762,540.	EUR	49,134	64,706,577
Dated 4/23/13 with a maturity date of 6/14/13, an interest rate of 0.09% payable by the Portfolio and repurchase proceeds of EUR 74,075,063, collateralized by EUR 65,620,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $97,649,767.	EUR	74,084	97,565,385
Barclays Bank PLC:
Dated 2/22/13 with a maturity date of 9/19/13, an interest rate of 0.50% and repurchase proceeds of USD 27,075,603, collateralized by USD 25,000,000 Bolivarian Republic of Venezuela 10.75%, due 9/19/13 and a market value, including accrued interest, of $25,908,507.	USD	26,999	26,999,479

22	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2013

Consolidated Portfolio of Investments — continued

Description	Principal Amount (000’s omitted)		Value

Barclays Bank PLC: (continued)
Dated 4/9/13 with a maturity date of 5/13/13, an interest rate of 0.20% and repurchase proceeds of USD 16,921,673, collateralized by USD 16,485,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $17,071,419.	USD	16,919	$16,918,759
Dated 4/12/13 with a maturity date of 5/16/13, an interest rate of 0.35% payable by the Portfolio and repurchase proceeds of USD 17,647,803, collateralized by USD 13,460,000 Dominican Republic International Bond 8.625%, due 4/20/27 and a market value, including accrued interest, of $17,028,723.	USD	17,653	17,652,952
Dated 4/17/13 with a maturity date of 6/21/13, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 58,656,490, collateralized by EUR 48,350,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $79,071,237.	EUR	58,666	77,260,568
Dated 4/17/13 with an interest rate of 0.50%, collateralized by USD 15,000,000 Bolivarian Republic of Venezuela 7.00%, due 3/31/38 and a market value, including accrued interest, of $12,015,417.(11)	USD	11,175	11,175,000
Dated 4/29/13 with a maturity date of 5/9/13, an interest rate of 0.55% payable by the Portfolio and repurchase proceeds of USD 7,982,382, collateralized by USD 6,243,000 Qatar Government International Bond 5.75%, due 1/20/42 and a market value, including accrued interest, of $8,060,537.	USD	7,983	7,983,236
Citibank NA:
Dated 4/24/13 with a maturity date of 5/28/13, an interest rate of 0.13% payable by the Portfolio and repurchase proceeds of EUR 94,744,685, collateralized by EUR 77,194,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $126,242,504.	EUR	94,756	124,788,478
Dated 4/24/13 with a maturity date of 5/29/13, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of USD 13,725,483, collateralized by USD 13,570,000 Dominican Republic International Bond 5.875%, due 4/18/24 and a market value, including accrued interest, of $14,005,889.	USD	13,730	13,730,060
JPMorgan Chase Bank:
Dated 3/12/13 with an interest rate of 0.40%, collateralized by USD 15,000,000 Bolivarian Republic of Venezuela 11.95%, due 8/5/31 and a market value, including accrued interest, of $16,960,729.(11)	USD	17,444	17,444,188

Description	Principal Amount (000’s omitted)		Value

Nomura International PLC:
Dated 3/7/13 with a maturity date of 6/4/13, an interest rate of 0.25% and repurchase proceeds of USD 8,046,861, collateralized by USD 7,100,000 Qatar Government International Bond 4.50%, due 1/20/22 and a market value, including accrued interest, of $8,219,138.	USD	8,042	$8,042,170
Dated 3/11/13 with a maturity date of 7/16/13, an interest rate of 0.25% and repurchase proceeds of USD 7,924,830, collateralized by USD 6,241,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $7,849,635.	USD	7,918	7,917,957
Dated 3/21/13 with a maturity date of 7/16/13, an interest rate of 0.25% and repurchase proceeds of USD 4,627,724, collateralized by USD 3,640,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $4,578,220.	USD	4,624	4,624,127
Dated 4/3/13 with a maturity date of 7/5/13, an interest rate of 0.25% and repurchase proceeds of USD 8,292,427, collateralized by USD 4,835,000 Qatar Government International Bond 9.75%, due 6/15/30 and a market value, including accrued interest, of $8,592,299.	USD	8,287	8,287,190
Dated 4/5/13 with a maturity date of 5/7/13, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 57,635,127, collateralized by EUR 48,250,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $75,899,473.	EUR	57,639	75,908,301
Dated 4/5/13 with a maturity date of 6/11/13, an interest rate of 0.02% payable by the Portfolio and repurchase proceeds of EUR 68,731,712, collateralized by EUR 57,600,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $90,599,714.	EUR	68,734	90,519,379
Dated 4/18/13 with a maturity date of 6/4/13, an interest rate of 0.25% and repurchase proceeds of USD 1,910,533, collateralized by USD 1,660,000 Qatar Government International Bond 4.50%, due 1/20/22 and a market value, including accrued interest, of $1,921,658.	USD	1,910	1,909,963
Dated 4/23/13 with a maturity date of 5/10/13, an interest rate of 0.15% payable by the Portfolio and repurchase proceeds of EUR 16,538,035, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $21,962,932.	EUR	16,539	21,781,044

23	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2013

Consolidated Portfolio of Investments — continued

Description	Principal Amount (000’s omitted)		Value
Nomura International PLC: (continued)
Dated 4/24/13 with a maturity date of 6/28/13, an interest rate of 0.03% payable by the Portfolio and repurchase proceeds of EUR 31,295,542, collateralized by EUR 30,900,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $41,210,734.	EUR	31,297	$41,216,740

Total Repurchase Agreements (identified cost $846,338,977)			$854,335,626

Other — 5.5%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(12)	$415,004	$415,004,459

Total Other (identified cost $415,004,459)		$415,004,459

Total Short-Term Investments (identified cost $3,522,409,557)		$3,540,307,954

Total Investments — 109.5% (identified cost $8,021,312,815)		$8,239,517,565

Currency Call Options Written — (0.1)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Indian Rupee	Bank of America	INR 3,709,482	INR 52.00	5/6/13	$(5,232)
Indian Rupee	Bank of America	INR 3,643,326	INR 54.00	8/12/13	(964,746)
Indian Rupee	Barclays Bank PLC	INR 4,073,798	INR 52.00	5/6/13	(5,747)
Indian Rupee	Citibank NA	INR 3,304,700	INR 52.00	5/6/13	(4,662)
Indian Rupee	Citibank NA	INR 3,463,398	INR 54.00	8/12/13	(917,101)
Indian Rupee	Deutsche Bank	INR 4,068,093	INR 52.00	5/6/13	(5,739)
Indian Rupee	Deutsche Bank	INR 3,571,600	INR 51.00	5/8/13	(2,519)
Indian Rupee	Deutsche Bank	INR 1,861,654	INR 54.00	8/12/13	(492,963)
Indian Rupee	Goldman Sachs International	INR 3,432,000	INR 55.00	8/16/13	(1,536,517)
Indian Rupee	HSBC Bank USA	INR 3,780,918	INR 54.00	8/12/13	(1,001,180)
Indian Rupee	JPMorgan Chase Bank	INR 2,185,000	INR 55.00	8/19/13	(980,056)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value
Indian Rupee	Nomura International PLC	INR 3,365,200	INR 51.00	5/8/13	$(2,374)
Indian Rupee	Nomura International PLC	INR 3,780,918	INR 54.00	8/12/13	(1,001,180)
Indian Rupee	Standard Chartered Bank	INR 1,734,786	INR 54.00	8/12/13	(459,368)

Total Currency Call Options Written (premiums received $19,939,964)					$(7,379,384)

Currency Put Options Written — (0.0)%(2)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Indian Rupee	Bank of America	INR 2,317,250	INR 65.00	7/1/13	$(3,226)
Indian Rupee	Goldman Sachs International	INR 1,930,500	INR 65.00	7/1/13	(2,687)
Indian Rupee	HSBC Bank USA	INR 2,323,200	INR 64.00	7/3/13	(3,450)
Indian Rupee	JPMorgan Chase Bank	INR 1,980,800	INR 64.00	7/3/13	(2,941)
Indian Rupee	Standard Chartered Bank	INR 1,318,400	INR 64.00	7/3/13	(1,958)
South Korean Won	Bank of America	KRW 51,520,000	KRW 1,120.00	6/14/13	(272,453)
South Korean Won	Citibank NA	KRW 60,607,680	KRW 1,120.00	6/18/13	(344,616)
South Korean Won	Citibank NA	KRW 61,435,360	KRW 1,120.00	6/18/13	(349,322)
South Korean Won	JPMorgan Chase Bank	KRW 59,360,000	KRW 1,120.00	6/14/13	(313,913)
South Korean Won	Standard Chartered Bank	KRW 48,160,000	KRW 1,120.00	6/14/13	(254,684)
South Korean Won	Standard Chartered Bank	KRW 55,706,560	KRW 1,120.00	6/18/13	(316,748)

Total Currency Put Options Written (premiums received $8,327,407)					$(1,865,998)

Other Assets, Less Liabilities — (9.4)%					$(706,717,005)

Net Assets — 100.0%					$7,523,555,178

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

24	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2013

Consolidated Portfolio of Investments — continued

MLMT	–	Merrill Lynch Mortgage Trust
BRL	–	Brazilian Real
CNH	–	Yuan Offshore Renminbi
COP	–	Colombian Peso
CRC	–	Costa Rican Colon
EUR	–	Euro
GBP	–	British Pound Sterling
GEL	–	Georgian Lari
HKD	–	Hong Kong Dollar
INR	–	Indian Rupee
JOD	–	Jordanian Dinar
KES	–	Kenyan Shilling
KRW	–	South Korean Won
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NGN	–	Nigerian Naira
NZD	–	New Zealand Dollar
PHP	–	Philippine Peso
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SGD	–	Singapore Dollar
TRY	–	New Turkish Lira
USD	–	United States Dollar
UYU	–	Uruguayan Peso

(1)	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2013, the aggregate value of these securities is $105,684,356 or 1.4% of the Portfolio’s net assets.

(2)	Amount is less than 0.05%.

(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2013, the aggregate value of these securities is $49,283,769 or 0.7% of the Portfolio’s net assets.

(5)	Floating-rate security.

(6)	Weighted average fixed-rate coupon that changes/updates monthly.

(7)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2013.

(8)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2013.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(10)	Non-income producing.
(11)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(12)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013.

Securities Sold Short — (10.0)%

Foreign Government Bonds — (10.0)%

Security		Principal Amount (000’s omitted)	Value

Belgium — (1.2)%
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(57,600)	$(88,924,120)

Total Belgium			$(88,924,120)

Dominican Republic — (0.4)%
Dominican Republic International Bond, 5.875%, 4/18/24	USD	(13,570)	$(13,977,100)
Dominican Republic International Bond, 8.625%, 4/20/27	USD	(13,460)	(16,993,250)

Total Dominican Republic			$(30,970,350)

France — (5.8)%
Government of France, 3.75%, 4/25/17	EUR	(109,140)	$(162,323,705)
Government of France, 3.75%, 10/25/19	EUR	(48,250)	(74,672,138)
Government of France, 4.00%, 10/25/38	EUR	(125,544)	(201,907,383)

Total France			$(438,903,226)

Germany — (0.6)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(30,900)	$(41,197,355)

Total Germany			$(41,197,355)

Qatar — (0.6)%
Qatar Government International Bond, 4.50%, 1/20/22	USD	(8,760)	$(10,030,200)
Qatar Government International Bond, 5.75%, 1/20/42	USD	(6,243)	(7,959,825)
Qatar Government International Bond, 6.55%, 4/9/19	USD	(9,881)	(12,388,304)
SoQ Sukuk A Q.S.C., 3.241%, 1/18/23	USD	(16,485)	(16,918,555)

Total Qatar			$(47,296,884)

Spain — (0.3)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(21,278,298)

Total Spain			$(21,278,298)

25	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2013

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Supranational — (1.1)%
European Investment Bank, 3.625%, 1/15/21	EUR	(14,700)	$(22,826,787)
European Investment Bank, 4.25%, 4/15/19	EUR	(20,760)	(32,737,333)
European Investment Bank, 4.625%, 4/15/20	EUR	(18,300)	(29,951,841)

Total Supranational			$(85,515,961)

Total Foreign Government Bonds (proceeds $699,255,760)			$(754,086,194)

Total Securities Sold Short (proceeds $699,255,760)			$(754,086,194)

EUR	–	Euro
USD	–	United States Dollar

26	See Notes to Financial Statements.

Global Macro Portfolio

April 30, 2013

Consolidated Statement of Assets and Liabilities

Assets	April 30, 2013
Investments —
Securities of unaffiliated issuers, at value (identified cost, $6,577,025,524)	$6,813,240,356
Affiliated investment, at value (identified cost, $415,004,459)	415,004,459
Precious metals, at value (identified cost, $182,943,855)	156,937,124
Repurchase agreements, at value (identified cost $846,338,977)	854,335,626
Total Investments, at value (identified cost, $8,021,312,815)	$8,239,517,565
Cash	$18,333,649
Restricted cash*	6,310,000
Deposits at broker for open derivative contracts	1,217,113
Foreign currency, at value (identified cost, $53,118,729)	52,556,934
Interest receivable	51,415,245
Interest receivable from affiliated investment	28,655
Receivable for investments sold	53,141,205
Receivable for variation margin on open futures contracts	658,843
Receivable for open forward foreign currency exchange contracts	29,951,318
Receivable for closed forward foreign currency exchange contracts	5,867,945
Receivable for variation margin on open swap contracts	247,403
Receivable for open swap contracts	84,382,540
Premium receivable on open swap contracts	5,102,303
Premium paid on open swap contracts	103,999,760
Tax reclaims receivable	37,757
Total assets	$8,652,768,235

Liabilities
Cash collateral due to broker	$6,310,000
Written options outstanding, at value (premiums received, $28,267,371)	9,245,382
Payable for investments purchased	202,769,934
Payable for open forward foreign currency exchange contracts	29,997,779
Payable for closed forward foreign currency exchange contracts	7,178,440
Payable for open swap contracts	82,359,052
Premium payable on open swap contracts	610,789
Premium received on open swap contracts	19,544,715
Payable for securities sold short, at value (proceeds, $699,255,760)	754,086,194
Payable to affiliates:
Investment adviser fee	3,203,293
Trustees’ fees	5,352
Interest payable	13,117,121
Accrued expenses	785,006
Total liabilities	$1,129,213,057
Net Assets applicable to investors’ interest in Portfolio	$7,523,555,178

Sources of Net Assets
Investors’ capital	$7,343,243,504
Net unrealized appreciation	180,311,674
Total	$7,523,555,178

*	Represents restricted cash pledged for the benefit of the Portfolio for open derivative contracts.

27	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2013

Consolidated Statement of Operations

Investment Income	Six Months Ended April 30, 2013
Interest (net of foreign taxes, $1,232,197)	$163,838,426
Dividends (net of foreign taxes, $69,387)	132,911
Interest allocated from affiliated investment	315,492
Expenses allocated from affiliated investment	(29,129)
Total investment income	$164,257,700

Expenses
Investment adviser fee	$18,753,342
Trustees’ fees and expenses	33,685
Custodian fee	3,142,638
Legal and accounting services	214,978
Interest expense	1,045,067
Interest expense on securities sold short	11,288,614
Miscellaneous	345,550
Total expenses	$34,823,874
Deduct —
Reduction of custodian fee	$10,747
Total expense reductions	$10,747

Net expenses	$34,813,127

Net investment income	$129,444,573

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (including a gain of $21,024,965 from precious metals)	$50,171,896
Investment transactions allocated from affiliated investment	7,896
Securities sold short	(19,502,061)
Futures contracts	1,952,323
Swap contracts	(119,199,488)
Forward commodity contracts	(3,464,971)
Foreign currency and forward foreign currency exchange contract transactions	(13,863,794)
Net realized loss	$(103,898,199)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease of $33,951,475 from precious metals)	$28,396,447
Written options	7,018,564
Securities sold short	(25,322,435)
Futures contracts	3,746,481
Swap contracts	41,069,451
Forward commodity contracts	9,488,742
Foreign currency and forward foreign currency exchange contracts	16,118,107
Net change in unrealized appreciation (depreciation)	$80,515,357

Net realized and unrealized loss	$(23,382,842)

Net increase in net assets from operations	$106,061,731

28	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2013

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013	Year Ended October 31, 2012
From operations —
Net investment income	$129,444,573	$314,128,214
Net realized loss from investment transactions, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(103,898,199)	(54,352,047)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	80,515,357	(6,741,139)
Net increase in net assets from operations	$106,061,731	$253,035,028
Capital transactions —
Contributions	$498,017,706	$657,956,383
Withdrawals	(300,863,947)	(1,728,829,247)
Net increase (decrease) in net assets from capital transactions	$197,153,759	$(1,070,872,864)

Net increase (decrease) in net assets	$303,215,490	$(817,837,836)

Net Assets
At beginning of period	$7,220,339,688	$8,038,177,524
At end of period	$7,523,555,178	$7,220,339,688

29	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2013

Consolidated Supplementary Data

	Six Months Ended April 30, 2013		Year Ended October 31,
Ratios/Supplemental Data			2012		2011		2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.97	%(2)(3)	0.93	%(3)	0.75	%(3)	0.57%	0.72%	0.63%
Net investment income	3.59	%(2)	4.10%		3.22%		2.67%	4.93%	5.25%
Portfolio Turnover	41	%(4)	39%		33%		19%	25%	26%

Total Return	1.49	%(4)	3.46%		0.79%		5.31%	12.10%	2.97%

Net assets, end of period (000’s omitted)	$7,523,555		$7,220,340		$8,038,178		$9,007,025	$1,319,026	$845,021

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Includes interest and dividend expense, primarily on securities sold short, of 0.34%, 0.30% and 0.11% for the six months ended April 30, 2013 and the years ended October 31, 2012 and 2011, respectively.

(4)	Not annualized.

30	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2013

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2013, Eaton Vance Global Macro Absolute Return Fund, Eaton Vance Strategic Income Fund, Eaton Vance International (Cayman Islands) Strategic Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 91.3%, 6.4%, 1.1%, 0.9% and 0.1%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd., (the Subsidiary) a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2013 were $221,744,290 or 2.9% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned, fixed-rate 30-year mortgage-backed securities as noted below) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Interest rate swaps, cross-currency swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information

31

Global Macro Portfolio

April 30, 2013

Notes to Consolidated Financial Statements — continued

obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

32

Global Macro Portfolio

April 30, 2013

Notes to Consolidated Financial Statements — continued

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the

33

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Notes to Consolidated Financial Statements — continued

reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount equal to a certain percentage of the notional amount (initial margin), which is subject to adjustment. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

P  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Q  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into an interest rate swap, at preset terms, with the seller on the expiration date of the contract. The Portfolio pays a premium to the writer, which is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. Premiums paid for swaptions that expire are treated as realized losses. Premiums paid for swaptions that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap transaction to determine the realized gain or loss. The writer of the swaption bears the risk of unfavorable changes in the preset rate of the underlying interest rate swap. The Portfolio’s risk is limited to the premium paid.

R  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

S  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily

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Notes to Consolidated Financial Statements — continued

net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion, 0.520% from $2 billion but less than $3 billion, and 0.490% of average daily net assets of $3 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2013, the Portfolio’s investment adviser fee amounted to $18,753,342 or 0.52% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2013 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$1,193,564,434	$1,998,741,299
U.S. Government Securities	745,567,046	191,381,129

	$1,939,131,480	$2,190,122,428

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,050,836,051

Gross unrealized appreciation	$267,260,445
Gross unrealized depreciation	(78,578,931)

Net unrealized appreciation	$188,681,514

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at April 30, 2013 is included in the Portfolio of Investments.

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A summary of obligations under these financial instruments at April 30, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

5/1/13	Australian Dollar 62,136,000	United States Dollar 64,320,702	JPMorgan Chase Bank	$(95,703)
5/1/13	British Pound Sterling 51,386,000	United States Dollar 79,620,449	Credit Suisse International	(199,984)
5/2/13	Euro 50,380,016	United States Dollar 65,997,821	Goldman Sachs International	(350,165)
5/2/13	Philippine Peso 448,520,000	United States Dollar 10,907,057	Standard Chartered Bank	10,070
5/7/13	Indonesian Rupiah 1,145,242,000	United States Dollar 117,413	Citibank NA	(328)
5/7/13	Indonesian Rupiah 200,786,785,000	United States Dollar 20,568,202	Deutsche Bank	(74,440)
5/7/13	New Taiwan Dollar 1,010,820,000	United States Dollar 34,046,953	Credit Suisse International	(211,239)
5/13/13	Japanese Yen 443,779,000	United States Dollar 4,746,934	Bank of America	194,421
5/13/13	Japanese Yen 6,560,541,000	United States Dollar 70,212,021	Goldman Sachs International	2,910,614
5/13/13	Japanese Yen 4,733,115,000	United States Dollar 48,235,139	Goldman Sachs International	(319,591)
5/13/13	Japanese Yen 3,261,466,000	United States Dollar 32,915,342	Goldman Sachs International	(542,455)
5/13/13	Japanese Yen 13,029,000,000	United States Dollar 130,911,174	Toronto-Dominion Bank	(2,747,015)
5/20/13	Australian Dollar 73,828,000	United States Dollar 75,819,879	JPMorgan Chase Bank	(613,694)
5/20/13	Euro 153,050,932	United States Dollar 204,284,732	Australia and New Zealand Banking Group Limited	2,702,415
5/20/13	Euro 103,303,693	United States Dollar 137,906,814	Bank of America	1,846,240
5/20/13	Euro 6,699,743	United States Dollar 8,962,782	Bank of America	138,597
5/20/13	Euro 1,250,462	United States Dollar 1,627,042	Bank of America	(19,932)
5/20/13	Euro 4,903,964	United States Dollar 6,389,179	Bank of America	(69,798)
5/20/13	Euro 8,656,226	United States Dollar 11,324,992	Bank of America	(76,063)
5/20/13	Euro 5,719,043	United States Dollar 7,433,040	Bank of America	(99,472)
5/20/13	Euro 211,741,085	United States Dollar 282,577,008	Goldman Sachs International	3,694,299
5/20/13	Euro 19,150,000	United States Dollar 24,607,559	Toronto-Dominion Bank	(614,773)

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

5/22/13	Chilean Peso 4,868,114,000	United States Dollar 10,177,951	Bank of Nova Scotia	$(130,672)
5/22/13	Chilean Peso 400,410,000	United States Dollar 836,977	JPMorgan Chase Bank	(10,923)
5/23/13	Chilean Peso 3,359,893,000	United States Dollar 7,002,695	Deutsche Bank	(111,128)
5/23/13	Chilean Peso 4,545,002,000	United States Dollar 9,475,664	HSBC Bank USA	(147,363)
5/23/13	Chilean Peso 3,629,482,000	United States Dollar 7,566,938	Standard Chartered Bank	(117,679)
5/31/13	British Pound Sterling 2,834,615	United States Dollar 4,298,723	State Street Bank and Trust Co.	(103,579)
6/4/13	Euro 61,070,000	United States Dollar 79,827,956	Goldman Sachs International	(614,637)
6/6/13	Chilean Peso 1,984,800,000	United States Dollar 4,129,838	BNP Paribas	(64,184)
6/7/13	South African Rand 286,347,900	United States Dollar 31,697,743	Bank of America	(62,451)
6/7/13	South African Rand 648,531,000	United States Dollar 70,722,348	Standard Bank	(1,209,280)
6/7/13	South African Rand 573,952,447	United States Dollar 62,564,204	Standard Chartered Bank	(1,095,565)
6/10/13	British Pound Sterling 51,386,000	United States Dollar 79,627,746	Goldman Sachs International	(172,505)
6/10/13	Euro 118,673,542	United States Dollar 154,259,584	Bank of America	(2,065,924)
6/10/13	Euro 234,354,863	United States Dollar 304,864,039	Goldman Sachs International	(3,845,403)
6/14/13	New Taiwan Dollar 1,665,853,000	United States Dollar 56,267,412	Deutsche Bank	(279,814)
6/17/13	Peruvian New Sol 23,987,250	United States Dollar 9,033,045	Standard Chartered Bank	(15,971)
6/28/13	New Zealand Dollar 14,913,916	United States Dollar 12,408,378	Bank of America	(325,607)
6/28/13	New Zealand Dollar 343,570,141	United States Dollar 286,066,807	Goldman Sachs International	(7,284,525)
6/28/13	New Zealand Dollar 15,956,913	United States Dollar 13,262,908	Standard Chartered Bank	(361,623)
7/2/13	Brazilian Real 256,080,800	United States Dollar 125,767,900	BNP Paribas	(1,264,183)
7/2/13	Brazilian Real 319,777,200	United States Dollar 156,966,666	State Street Bank and Trust Co.	(1,662,813)
7/15/13	Hungarian Forint 30,065,737,391	Euro 100,005,779	Credit Suisse International	436,466
7/15/13	Hungarian Forint 22,601,817,000	Euro 75,159,008	JPMorgan Chase Bank	301,760

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Forward Foreign Currency Exchange Contracts (continued)

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

7/15/13	Hungarian Forint 6,292,861,413	Euro 20,916,245	Standard Chartered Bank	$71,187
7/25/13	Philippine Peso 1,135,859,000	United States Dollar 27,483,341	Bank of America	(141,315)
3/21/14	Croatian Kuna 17,744,000	Euro 2,303,817	Citibank NA	(20,021)
3/21/14	Croatian Kuna 23,369,000	Euro 3,031,746	Citibank NA	(29,539)
4/2/14	Croatian Kuna 51,945,100	Euro 6,778,248	Citibank NA	(6,530)
4/2/14	Croatian Kuna 27,534,000	Euro 3,573,060	Citibank NA	(29,629)
4/2/14	Croatian Kuna 15,747,800	Euro 2,041,060	Deutsche Bank	(20,269)
4/3/14	Croatian Kuna 6,805,000	Euro 884,226	Citibank NA	(5,728)
4/3/14	Croatian Kuna 54,318,000	Euro 7,053,370	Citibank NA	(51,769)

				$(14,979,212)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

5/1/13	Australian Dollar 62,136,000	United States Dollar 64,227,249	BNP Paribas	$189,156
5/1/13	British Pound Sterling 51,386,000	United States Dollar 79,648,300	Goldman Sachs International	172,133
5/2/13	Euro 51,262,000	United States Dollar 67,127,589	Credit Suisse International	381,926
5/3/13	Kenyan Shilling 226,150,000	United States Dollar 2,700,299	Standard Chartered Bank	(1,611)
5/7/13	Indonesian Rupiah 201,932,027,000	United States Dollar 20,742,889	Bank of America	17,494
5/13/13	South Korean Won 74,232,100,000	United States Dollar 65,108,453	Deutsche Bank	2,287,719
5/13/13	Swedish Krona 965,411,500	Euro 111,765,901	Credit Suisse International	1,726,605
5/15/13	Indian Rupee 2,516,121,000	United States Dollar 45,873,598	Deutsche Bank	829,344
5/15/13	Indian Rupee 2,053,751,000	United States Dollar 37,443,727	Standard Chartered Bank	676,941
5/15/13	Malaysian Ringgit 15,790,000	United States Dollar 5,193,566	Bank of America	(7,055)

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

5/15/13	Malaysian Ringgit 16,790,000	United States Dollar 5,522,481	Citibank NA	$(7,502)
5/20/13	Colombian Peso 15,695,690,000	United States Dollar 8,676,446	Bank of America	(87,094)
5/20/13	Colombian Peso 16,996,800,000	United States Dollar 9,406,087	Bank of America	(104,713)
5/20/13	Colombian Peso 16,290,647,000	United States Dollar 9,035,301	Bank of America	(120,363)
5/20/13	Colombian Peso 16,279,608,000	United States Dollar 9,051,770	Bank of America	(142,873)
5/20/13	Peruvian New Sol 25,400,000	United States Dollar 9,786,168	Bank of Nova Scotia	(187,627)
5/20/13	South Korean Won 54,985,558,000	United States Dollar 49,309,095	Barclays Bank PLC	608,828
5/20/13	South Korean Won 72,177,934,000	United States Dollar 66,197,032	JPMorgan Chase Bank	(671,235)
5/22/13	Indian Rupee 2,525,894,875	United States Dollar 45,843,676	Deutsche Bank	1,040,683
5/22/13	Indian Rupee 1,450,865,634	United States Dollar 26,787,371	JPMorgan Chase Bank	142,849
5/22/13	Indian Rupee 2,601,706,000	United States Dollar 47,236,755	Nomura International PLC	1,054,771
5/22/13	Indian Rupee 1,766,069,875	United States Dollar 32,059,067	Standard Chartered Bank	721,812
5/22/13	Indian Rupee 1,442,072,366	United States Dollar 26,629,938	Standard Chartered Bank	137,067
5/22/13	Mexican Peso 103,068,000	United States Dollar 8,365,705	HSBC Bank USA	109,269
5/22/13	Yuan Offshore Renminbi 243,897,000	United States Dollar 38,936,303	Australia and New Zealand Banking Group Limited	609,218
5/22/13	Yuan Offshore Renminbi 274,502,000	United States Dollar 43,825,657	Standard Chartered Bank	682,167
5/23/13	Serbian Dinar 1,184,583,847	Euro 10,498,838	Deutsche Bank	212,018
5/24/13	South Korean Won 54,982,008,000	United States Dollar 50,453,781	Credit Suisse International	(541,420)
5/24/13	South Korean Won 7,423,256,000	United States Dollar 6,635,906	JPMorgan Chase Bank	102,885
5/29/13	Peruvian New Sol 131,177,650	United States Dollar 49,830,066	Deutsche Bank	(290,713)
5/31/13	Georgian Lari 1,671,400	United States Dollar 1,000,000	Liberty Bank	9,670
5/31/13	Philippine Peso 886,725,000	United States Dollar 21,569,569	JPMorgan Chase Bank	(19,085)
5/31/13	Yuan Renminbi 224,953,213	United States Dollar 36,068,113	Credit Suisse International	150,029
5/31/13	Yuan Renminbi 180,594,894	United States Dollar 28,955,874	JPMorgan Chase Bank	120,445

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Forward Foreign Currency Exchange Contracts (continued)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

5/31/13	Yuan Renminbi 180,594,894	United States Dollar 28,957,267	Standard Chartered Bank	$119,052
6/5/13	Philippine Peso 448,520,000	United States Dollar 10,901,755	Bank of America	(429)
6/6/13	Serbian Dinar 728,018,000	Euro 6,431,254	Citibank NA	127,409
6/7/13	South African Rand 9,210,431	United States Dollar 996,164	Credit Suisse International	25,408
6/7/13	South African Rand 127,436,478	United States Dollar 13,626,971	JPMorgan Chase Bank	507,609
6/13/13	Serbian Dinar 1,571,000,000	Euro 13,998,040	Citibank NA	84,389
6/13/13	Serbian Dinar 2,493,892,544	Euro 22,167,934	Deutsche Bank	204,216
6/14/13	Russian Ruble 391,415,000	United States Dollar 12,407,164	Bank of America	82,205
6/14/13	Russian Ruble 375,085,000	United States Dollar 11,894,244	Citibank NA	74,062
6/17/13	Peruvian New Sol 65,537,000	United States Dollar 25,254,133	Bank of America	(530,778)
6/24/13	Singapore Dollar 178,788,000	United States Dollar 142,864,677	JPMorgan Chase Bank	2,294,453
6/24/13	Yuan Offshore Renminbi 227,257,000	United States Dollar 36,687,492	Deutsche Bank	115,847
6/24/13	Yuan Offshore Renminbi 229,864,000	United States Dollar 37,105,361	Nomura International PLC	120,171
6/24/13	Yuan Offshore Renminbi 225,126,000	United States Dollar 36,351,687	Standard Chartered Bank	106,545
7/10/13	Philippine Peso 33,960,000	United States Dollar 823,552	Bank of America	2,275
7/18/13	Yuan Offshore Renminbi 86,743,000	United States Dollar 13,963,555	JPMorgan Chase Bank	71,119
7/18/13	Yuan Offshore Renminbi 86,743,000	United States Dollar 13,963,555	Standard Chartered Bank	71,119
7/19/13	Singapore Dollar 5,724,000	United States Dollar 4,644,219	Citibank NA	3,240
7/22/13	Yuan Offshore Renminbi 251,800,000	United States Dollar 40,606,354	BNP Paribas	127,511
7/22/13	Yuan Offshore Renminbi 133,632,000	United States Dollar 21,547,640	Citibank NA	70,103
7/22/13	Yuan Offshore Renminbi 148,129,000	United States Dollar 23,884,455	Deutsche Bank	78,479
7/31/13	Indian Rupee 983,891,000	United States Dollar 17,868,298	Citibank NA	225,897
7/31/13	Indian Rupee 938,609,000	United States Dollar 17,045,938	Deutsche Bank	215,500
7/31/13	Norwegian Krone 909,366,075	Euro 118,762,711	Deutsche Bank	675,118

40

Global Macro Portfolio

April 30, 2013

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

9/3/13	Georgian Lari 1,697,200	United States Dollar 1,000,000	Liberty Bank	$17,374
9/16/13	Russian Ruble 568,662,000	United States Dollar 17,776,243	HSBC Bank USA	96,185
9/16/13	Russian Ruble 197,838,000	United States Dollar 6,185,337	JPMorgan Chase Bank	32,496
12/16/13	Russian Ruble 423,643,000	United States Dollar 13,077,419	Credit Suisse International	53,101
12/16/13	Russian Ruble 342,987,000	United States Dollar 10,595,011	Goldman Sachs International	35,633
4/11/14	Kenyan Shilling 364,920,000	United States Dollar 3,960,065	Standard Chartered Bank	25,704

				$14,932,751

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

5/13	1,414 CAC 40 Index	Short	$(67,643,251)	$(70,753,072)	$(3,109,821)
6/13	1,588 Euro-Bobl	Short	(263,150,461)	(265,032,647)	(1,882,186)
6/13	212 Euro-Bund	Short	(40,826,593)	(40,924,183)	(97,590)
6/13	71 Euro-Schatz	Short	(10,346,362)	(10,355,511)	(9,149)
6/13	627 Gold	Short	(100,821,600)	(92,300,670)	8,520,930
6/13	29 IMM 10-Year Interest Rate Swap	Long	29,138,095	28,704,867	(433,228)
6/13	139 Japan 10-Year Bond	Short	(206,541,150)	(206,079,602)	461,548
6/13	288 Nikkei 225 Index	Long	36,050,861	41,005,693	4,954,832
6/13	2,844 U.S. 5-Year Treasury Note	Short	(352,411,592)	(354,477,937)	(2,066,345)
6/13	465 U.S. 10-Year Deliverable Interest Rate Swap	Long	46,729,812	46,957,735	227,923
6/13	3,511 U.S. 10-Year Treasury Note	Short	(461,757,055)	(468,224,766)	(6,467,711)
6/13	1,518 U.S. 30-Year Treasury Bond	Short	(218,881,656)	(225,233,250)	(6,351,594)
7/13	106 Platinum	Long	8,404,829	7,988,160	(416,669)

					$(6,669,060)

41

Global Macro Portfolio

April 30, 2013

Notes to Consolidated Financial Statements — continued

CAC 40 Index:  Cotation Assistée en Continu Index comprised of the 40 largest companies listed on the Paris Bourse Exchange.

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Schatz:  Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Nikkei 225 Index:  Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America	CLP 4,796,126	Pays	6-month Sinacofi Chile Interbank Rate	2.13%	5/3/18	$0
Bank of America	CLP 4,796,126	Receives	6-month Sinacofi Chile Interbank Rate	4.86	5/3/18	(16,274)
Bank of America	CLP 25,448,000	Pays	6-month Sinacofi Chile Interbank Rate	2.19	4/23/18	257,964
Bank of America	CLP 25,448,000	Receives	6-month Sinacofi Chile Interbank Rate	4.93	4/23/18	(312,588)
Bank of America	HUF 589,390	Receives	6-month HUF BUBOR	7.32	12/16/16	(290,351)
Bank of America	HUF 1,166,000	Pays	6-month HUF BUBOR	6.99	12/19/16	511,456
Bank of America	HUF 1,166,000	Receives	6-month HUF BUBOR	7.29	12/19/16	(569,146)
Bank of America	HUF 1,018,000	Pays	6-month HUF BUBOR	6.97	12/20/16	444,089
Bank of America	HUF 1,018,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(505,180)
Bank of America	HUF 1,345,000	Pays	6-month HUF BUBOR	6.91	12/21/16	580,117
Bank of America	HUF 1,345,000	Receives	6-month HUF BUBOR	7.37	12/21/16	(681,547)
Bank of America	HUF 2,409,000	Pays	6-month HUF BUBOR	5.13	12/21/16	354,278
Bank of America	HUF 406,800	Pays	6-month HUF BUBOR	5.11	12/22/16	58,625
Bank of America	HUF 406,800	Receives	6-month HUF BUBOR	7.32	12/22/16	(202,712)
Bank of America	HUF 607,650	Pays	6-month HUF BUBOR	5.14	1/16/17	90,186
Bank of America	HUF 2,415,000	Pays	6-month HUF BUBOR	6.95	1/17/17	1,065,043
Bank of America	HUF 2,415,000	Receives	6-month HUF BUBOR	7.91	1/17/17	(1,439,727)
Bank of America	NZD 27,793	Pays	3-month NZD Bank Bill	3.78	10/30/22	16,597
Bank of America	PLN 31,619	Pays	6-month PLN WIBOR	4.34	7/30/17	837,625
Bank of America	PLN 31,619	Receives	6-month PLN WIBOR	3.35	7/30/17	(231,175)
Bank of America	PLN 30,671	Pays	6-month PLN WIBOR	4.31	8/10/17	806,299
Bank of America	PLN 59,500	Pays	6-month PLN WIBOR	4.35	8/23/17	1,611,638
Bank of America	PLN 23,960	Pays	6-month PLN WIBOR	4.30	9/18/17	635,018
Bank of America	PLN 14,470	Pays	6-month PLN WIBOR	3.83	11/14/17	188,237
Bank of America	PLN 14,470	Receives	6-month PLN WIBOR	3.61	11/14/17	(163,445)
Bank of America	PLN 102,310	Receives	6-month PLN WIBOR	3.52	11/16/17	(973,740)
Barclays Bank PLC	PLN 66,483	Pays	6-month PLN WIBOR	4.32	8/2/17	1,744,181
Barclays Bank PLC	PLN 28,300	Pays	6-month PLN WIBOR	4.35	8/27/17	764,641
Barclays Bank PLC	PLN 102,310	Pays	6-month PLN WIBOR	3.81	11/16/17	1,302,360
Barclays Bank PLC	PLN 173,050	Pays	6-month PLN WIBOR	3.82	11/19/17	2,239,629
Barclays Bank PLC	PLN 173,050	Receives	6-month PLN WIBOR	3.53	11/19/17	(1,767,287)
Barclays Bank PLC	PLN 57,540	Pays	6-month PLN WIBOR	3.80	11/20/17	724,058
BNP Paribas	PLN 69,044	Pays	6-month PLN WIBOR	4.25	8/7/17	1,738,315
BNP Paribas	PLN 69,044	Receives	6-month PLN WIBOR	3.60	8/7/17	(723,971)
BNP Paribas	PLN 15,700	Pays	6-month PLN WIBOR	3.85	11/13/17	206,577

42

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Notes to Consolidated Financial Statements — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

BNP Paribas	PLN 15,700	Receives	6-month PLN WIBOR	3.38%	11/13/17	$(130,293)
BNP Paribas	PLN 76,000	Pays	6-month PLN WIBOR	3.83	11/14/17	977,589
BNP Paribas	PLN 2,200	Pays	6-month PLN WIBOR	3.81	11/20/17	27,700
BNP Paribas	PLN 2,200	Receives	6-month PLN WIBOR	3.60	11/20/17	(24,590)
Citibank NA	NZD 32,614	Pays	3-month NZD Bank Bill	3.78	10/30/22	19,475
Citibank NA	PLN 27,794	Pays	6-month PLN WIBOR	4.33	7/30/17	738,048
Citibank NA	PLN 41,457	Pays	6-month PLN WIBOR	4.31	8/2/17	1,084,541
Citibank NA	PLN 9,684	Pays	6-month PLN WIBOR	4.24	8/7/17	243,092
Citibank NA	PLN 29,987	Pays	6-month PLN WIBOR	4.30	8/10/17	783,849
Citibank NA	PLN 26,940	Pays	6-month PLN WIBOR	4.40	8/20/17	745,940
Citibank NA	PLN 31,670	Receives	6-month PLN WIBOR	3.59	9/18/17	(334,076)
Citibank NA	PLN 31,670	Pays	6-month PLN WIBOR	4.30	9/18/17	839,357
Citibank NA	PLN 30,600	Pays	6-month PLN WIBOR	3.81	11/13/17	389,000
Citibank NA	PLN 24,940	Pays	6-month PLN WIBOR	3.82	11/14/17	320,752
Citibank NA	PLN 75,150	Pays	6-month PLN WIBOR	3.82	11/19/17	961,515
Citibank NA	PLN 75,150	Receives	6-month PLN WIBOR	3.60	11/19/17	(842,681)
Credit Suisse International	HUF 589,390	Pays	6-month HUF BUBOR	5.20	12/16/16	93,499
Credit Suisse International	HUF 1,839,440	Pays	6-month HUF BUBOR	6.93	12/16/16	789,834
Credit Suisse International	HUF 1,839,440	Receives	6-month HUF BUBOR	7.32	12/16/16	(906,163)
Credit Suisse International	HUF 440,700	Pays	6-month HUF BUBOR	6.98	12/22/16	195,491
Credit Suisse International	HUF 440,700	Receives	6-month HUF BUBOR	7.29	12/22/16	(217,464)
Credit Suisse International	HUF 326,000	Pays	6-month HUF BUBOR	6.99	12/27/16	146,206
Credit Suisse International	HUF 326,000	Receives	6-month HUF BUBOR	7.38	12/27/16	(165,826)
Credit Suisse International	HUF 972,410	Pays	6-month HUF BUBOR	5.11	1/11/17	139,231
Credit Suisse International	HUF 1,527,590	Pays	6-month HUF BUBOR	5.13	1/11/17	222,596
Credit Suisse International	HUF 2,500,000	Receives	6-month HUF BUBOR	7.92	1/11/17	(1,493,472)
Credit Suisse International	HUF 829,350	Pays	6-month HUF BUBOR	5.12	1/16/17	120,409
Credit Suisse International	HUF 1,437,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(791,650)
Credit Suisse International	HUF 1,258,000	Pays	6-month HUF BUBOR	7.10	1/17/17	584,280
Credit Suisse International	HUF 1,258,000	Receives	6-month HUF BUBOR	7.83	1/17/17	(733,707)
Credit Suisse International	HUF 680,000	Pays	6-month HUF BUBOR	5.22	1/20/17	109,864
Credit Suisse International	HUF 2,183,000	Pays	6-month HUF BUBOR	5.87	1/20/17	580,890
Credit Suisse International	HUF 2,183,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(1,244,326)
Credit Suisse International	PLN 33,910	Pays	6-month PLN WIBOR	4.40	8/20/17	938,932
Deutsche Bank	HUF 2,396,050	Pays	6-month HUF BUBOR	7.01	1/19/17	1,079,404
Deutsche Bank	HUF 2,396,050	Receives	6-month HUF BUBOR	7.98	1/19/17	(1,456,487)
Deutsche Bank	NZD 44,566	Pays	3-month NZD Bank Bill	3.79	10/30/22	65,054
Deutsche Bank	NZD 14,299	Pays	3-month NZD Bank Bill	4.13	2/25/23	371,648
Deutsche Bank	NZD 16,796	Pays	3-month NZD Bank Bill	4.14	2/25/23	448,707
Deutsche Bank	PLN 35,927	Pays	6-month PLN WIBOR	4.34	7/30/17	954,425
Deutsche Bank	PLN 102,951	Pays	6-month PLN WIBOR	4.36	8/1/17	2,756,522
Deutsche Bank	PLN 60,960	Pays	6-month PLN WIBOR	4.28	8/6/17	1,560,975
Deutsche Bank	PLN 43,382	Pays	6-month PLN WIBOR	4.24	8/7/17	1,088,994
Deutsche Bank	PLN 34,120	Pays	6-month PLN WIBOR	4.33	8/17/17	908,467
Deutsche Bank	PLN 19,510	Pays	6-month PLN WIBOR	3.79	11/16/17	242,580

43

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Notes to Consolidated Financial Statements — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Deutsche Bank	PLN 19,510	Receives	6-month PLN WIBOR	3.60%	11/16/17	$(219,312)
Goldman Sachs International	PLN 20,449	Pays	6-month PLN WIBOR	4.35	8/1/17	543,866
Goldman Sachs International	PLN 37,986	Pays	6-month PLN WIBOR	3.80	11/20/17	477,999
JPMorgan Chase Bank	HUF 6,015,000	Pays	6-month HUF BUBOR	6.93	12/19/16	2,584,768
JPMorgan Chase Bank	HUF 6,015,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(2,906,750)
JPMorgan Chase Bank	HUF 2,068,000	Pays	6-month HUF BUBOR	6.94	12/20/16	1,224,808
JPMorgan Chase Bank	HUF 2,068,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(1,026,977)
JPMorgan Chase Bank	HUF 2,409,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(1,217,950)
JPMorgan Chase Bank	HUF 2,292,500	Pays	6-month HUF BUBOR	6.99	12/22/16	1,023,955
JPMorgan Chase Bank	HUF 2,292,500	Receives	6-month HUF BUBOR	7.30	12/22/16	(1,134,951)
JPMorgan Chase Bank	HUF 1,956,000	Pays	6-month HUF BUBOR	5.10	12/27/16	278,976
JPMorgan Chase Bank	HUF 1,956,000	Receives	6-month HUF BUBOR	7.37	12/27/16	(991,786)
JPMorgan Chase Bank	HUF 1,991,000	Pays	6-month HUF BUBOR	5.09	1/20/17	279,565
JPMorgan Chase Bank	HUF 2,671,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(1,521,945)
JPMorgan Chase Bank	MXN 34,138,400	Receives	Mexico Interbank TIIE 28 Day	4.69	1/28/14	(11,046,810)
JPMorgan Chase Bank	NZD 23,580	Pays	3-month NZD Bank Bill	4.13	2/25/23	612,873
JPMorgan Chase Bank	NZD 55,474	Pays	3-month NZD Bank Bill	4.14	2/25/23	1,502,094
JPMorgan Chase Bank	PLN 26,580	Pays	6-month PLN WIBOR	4.33	8/17/17	707,710
Morgan Stanley & Co. International PLC	HUF 2,507,000	Pays	6-month HUF BUBOR	6.94	12/19/16	1,079,343
Morgan Stanley & Co. International PLC	HUF 2,507,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(1,211,508)
Morgan Stanley & Co. International PLC	HUF 1,035,000	Pays	6-month HUF BUBOR	7.02	12/20/16	459,901
Morgan Stanley & Co. International PLC	HUF 1,035,000	Receives	6-month HUF BUBOR	7.36	12/20/16	(516,973)
Nomura International PLC	HUF 1,713,000	Pays	6-month HUF BUBOR	6.99	12/21/16	762,455
Nomura International PLC	HUF 1,713,000	Receives	6-month HUF BUBOR	7.39	12/21/16	(873,573)

						$9,357,699

CLP	–	Chilean Peso
HUF	–	Hungarian Forint
MXN	–	Mexican Peso
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty

44

Global Macro Portfolio

April 30, 2013

Notes to Consolidated Financial Statements — continued

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation

Markit CDX North America High Yield Index	ICE Clear Credit	$22,260	5.00	%(1)	6/20/18	3.63%	$1,502,001	$(656,256)	$845,745
Markit CDX North America High Yield Index	ICE Clear Credit	33,020	5.00	(1)	6/20/18	3.63	2,228,036	(992,945)	1,235,091

Total		$55,280					$3,730,037	$(1,649,201)	$2,080,836

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Argentina	Credit Suisse International	$152	5.00	%(1)	6/20/13	67.09%	$(11,407)	$(138)	$(11,545)
Argentina	Credit Suisse International	2,538	5.00	(1)	6/20/13	67.09	(190,611)	(2,300)	(192,911)
South Africa	Bank of America	5,575	1.00	(1)	9/20/15	0.85	26,105	43,521	69,626
South Africa	Bank of America	16,990	1.00	(1)	12/20/15	0.93	49,826	72,301	122,127
South Africa	Bank of America	5,160	1.00	(1)	12/20/15	0.93	15,133	23,014	38,147
South Africa	Bank of America	19,900	1.00	(1)	9/20/17	1.39	(309,929)	572,774	262,845
South Africa	Bank of America	20,830	1.00	(1)	9/20/17	1.39	(324,413)	312,629	(11,784)
South Africa	Bank of America	16,100	1.00	(1)	9/20/17	1.39	(250,747)	215,387	(35,360)
South Africa	Bank of America	29,280	1.00	(1)	9/20/17	1.39	(456,017)	330,865	(125,152)
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	0.75	64,646	188,123	252,769
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/15	0.85	56,192	212,044	268,236
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/15	0.93	35,221	59,982	95,203
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/15	0.93	21,525	36,351	57,876
South Africa	Barclays Bank PLC	4,000	1.00	(1)	6/20/17	1.32	(46,689)	111,866	65,177
South Africa	Barclays Bank PLC	11,400	1.00	(1)	9/20/17	1.39	(177,548)	254,517	76,969
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/17	1.39	(141,415)	189,045	47,630
South Africa	BNP Paribas	19,000	1.00	(1)	9/20/17	1.39	(295,912)	439,604	143,692
South Africa	BNP Paribas	9,200	1.00	(1)	9/20/17	1.39	(143,284)	246,308	103,024
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/17	1.39	(262,116)	329,454	67,338
South Africa	Citibank NA	5,000	1.00	(1)	6/20/15	0.75	32,324	62,615	94,939
South Africa	Citibank NA	4,600	1.00	(1)	6/20/17	1.32	(53,692)	126,901	73,209
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/15	0.75	64,646	184,364	249,010
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/15	0.75	32,323	63,573	95,896
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/15	0.93	30,647	116,168	146,815
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/15	0.93	49,826	84,973	134,799

45

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Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Credit Suisse International	$7,740	1.00	%(1)	12/20/15	0.93%	$22,698	$42,138	$64,836
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/17	1.39	(155,743)	311,855	156,112
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/15	0.85	58,533	142,455	200,988
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/15	0.85	25,754	64,498	90,252
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/15	0.85	26,106	45,976	72,082
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/15	0.85	6,790	15,227	22,017
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/15	0.93	38,139	64,952	103,091
South Africa	Deutsche Bank	16,940	1.00	(1)	9/20/17	1.39	(263,829)	541,571	277,742
South Africa	Deutsche Bank	15,200	1.00	(1)	9/20/17	1.39	(236,730)	437,496	200,766
South Africa	Deutsche Bank	9,200	1.00	(1)	9/20/17	1.39	(143,284)	205,400	62,116
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/15	0.93	50,838	90,875	141,713
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/15	0.93	23,520	43,662	67,182
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/17	1.39	(166,490)	324,678	158,188
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/17	1.46	(155,477)	176,473	20,996
South Africa	HSBC Bank USA	9,200	1.00	(1)	9/20/17	1.39	(143,284)	283,145	139,861
South Africa	HSBC Bank USA	9,146	1.00	(1)	9/20/17	1.39	(142,443)	204,194	61,751
South Africa	HSBC Bank USA	7,300	1.00	(1)	12/20/17	1.46	(141,483)	166,899	25,416
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	0.75	32,324	95,000	127,324
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	0.75	32,324	61,657	93,981
South Africa	JPMorgan Chase Bank	9,200	1.00	(1)	9/20/17	1.39	(143,284)	238,893	95,609
South Africa	Morgan Stanley & Co. International PLC	4,400	1.00	(1)	6/20/17	1.32	(51,358)	119,714	68,356
South Africa	Morgan Stanley & Co. International PLC	9,200	1.00	(1)	9/20/17	1.39	(143,283)	235,182	91,899
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/17	1.39	(138,612)	152,598	13,986
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/17	1.39	(62,298)	53,636	(8,662)
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/17	1.46	(136,988)	158,542	21,554
Turkey	Bank of America	121,590	1.00	(1)	12/20/17	1.08	(284,075)	2,678,641	2,394,566
Turkey	Deutsche Bank	20,000	1.00	(1)	12/20/17	1.08	(46,726)	440,602	393,876

Total		$640,606					$(4,423,727)	$11,669,900	$7,246,173

46

Global Macro Portfolio

April 30, 2013

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Argentina	Goldman Sachs International	$2,690	5.00	%(1)	9/20/13	$538,911	$(604,480)	$(65,569)
Austria	Barclays Bank PLC	8,800	0.44		12/20/13	(26,922)	—	(26,922)
Austria	Barclays Bank PLC	3,700	1.42		3/20/14	(51,358)	—	(51,358)
Brazil	Bank of America	3,600	1.00	(1)	12/20/20	89,191	(87,667)	1,524
Brazil	Bank of America	7,450	1.00	(1)	12/20/20	184,576	(198,478)	(13,902)
Brazil	Bank of America	4,575	1.00	(1)	12/20/20	113,347	(127,408)	(14,061)
Brazil	Bank of America	5,080	1.00	(1)	12/20/20	125,858	(144,632)	(18,774)
Brazil	Barclays Bank PLC	9,000	1.65		9/20/19	(232,560)	—	(232,560)
Brazil	Barclays Bank PLC	13,860	1.00	(1)	12/20/20	343,386	(403,812)	(60,426)
China	Bank of America	22,200	1.00	(1)	3/20/17	(433,314)	(515,353)	(948,667)
China	Barclays Bank PLC	37,413	1.00	(1)	3/20/17	(730,252)	(790,364)	(1,520,616)
China	Deutsche Bank	13,655	1.00	(1)	3/20/17	(266,527)	(274,151)	(540,678)
China	Deutsche Bank	15,969	1.00	(1)	3/20/17	(311,694)	(320,609)	(632,303)
Colombia	Bank of America	17,400	1.00	(1)	9/20/21	172,980	(655,570)	(482,590)
Colombia	Barclays Bank PLC	20,000	1.00	(1)	6/20/17	(314,053)	(543,506)	(857,559)
Colombia	Barclays Bank PLC	7,300	1.00	(1)	6/20/22	104,283	(389,000)	(284,717)
Colombia	Citibank NA	7,100	1.00	(1)	6/20/22	101,426	(513,379)	(411,953)
Colombia	Deutsche Bank	6,250	1.00	(1)	6/20/22	89,283	(397,533)	(308,250)
Colombia	Deutsche Bank	7,920	1.00	(1)	6/20/22	113,140	(577,765)	(464,625)
Colombia	Deutsche Bank	14,900	1.00	(1)	6/20/22	212,851	(905,613)	(692,762)
Colombia	Goldman Sachs International	7,090	1.00	(1)	6/20/17	(111,332)	(192,673)	(304,005)
Colombia	Goldman Sachs International	13,390	1.00	(1)	9/20/21	133,115	(495,624)	(362,509)
Colombia	Goldman Sachs International	6,900	1.00	(1)	6/20/22	98,568	(498,917)	(400,349)
Colombia	Goldman Sachs International	7,700	1.00	(1)	6/20/22	109,997	(613,951)	(503,954)
Colombia	HSBC Bank USA	14,730	1.00	(1)	6/20/17	(231,301)	(405,876)	(637,177)
Colombia	HSBC Bank USA	38,410	1.00	(1)	9/20/21	381,846	(1,389,897)	(1,008,051)
Colombia	Morgan Stanley & Co. International PLC	19,970	1.00	(1)	9/20/21	198,528	(752,398)	(553,870)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	146,649	(124,987)	21,662
Croatia	Citibank NA	1,611	1.00	(1)	12/20/16	78,208	(82,768)	(4,560)
Croatia	Citibank NA	5,000	1.00	(1)	12/20/17	366,642	(315,877)	50,765
Croatia	Citibank NA	1,500	1.00	(1)	12/20/17	109,986	(92,619)	17,367
Croatia	Citibank NA	4,287	1.00	(1)	3/20/18	341,783	(386,552)	(44,769)
Croatia	Citibank NA	4,050	1.00	(1)	3/20/18	322,908	(262,684)	60,224
Croatia	Citibank NA	3,070	1.00	(1)	3/20/18	244,772	(199,159)	45,613
Croatia	Citibank NA	2,670	1.00	(1)	6/20/18	230,021	(258,499)	(28,478)
Croatia	Citibank NA	13,270	1.00	(1)	6/20/18	1,143,215	(1,268,533)	(125,318)
Croatia	Deutsche Bank	410	1.00	(1)	12/20/17	30,063	(26,361)	3,702
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	146,657	(123,820)	22,837
Croatia	HSBC Bank USA	6,508	1.00	(1)	3/20/18	518,853	(586,814)	(67,961)
Croatia	JPMorgan Chase Bank	2,967	1.00	(1)	6/20/18	255,608	(287,487)	(31,879)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	183,321	(156,923)	26,398

47

Global Macro Portfolio

April 30, 2013

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Croatia	Morgan Stanley & Co. International PLC	$2,500	1.00	%(1)	12/20/17	$183,321	$(159,961)	$23,360
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	101,560	(82,948)	18,612
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	116,958	(102,146)	14,812
Croatia	Morgan Stanley & Co. International PLC	3,082	1.00	(1)	3/20/18	245,713	(280,573)	(34,860)
Croatia	Morgan Stanley & Co. International PLC	6,310	1.00	(1)	6/20/18	543,609	(584,411)	(40,802)
Croatia	Morgan Stanley & Co. International PLC	2,816	1.00	(1)	6/20/18	242,599	(284,778)	(42,179)
Croatia	Morgan Stanley & Co. International PLC	5,869	1.00	(1)	6/20/18	505,617	(607,618)	(102,001)
Croatia	Nomura International PLC	40,700	1.00	(1)	3/20/18	3,244,617	(2,645,156)	599,461
Croatia	Nomura International PLC	5,000	1.00	(1)	3/20/18	398,602	(303,283)	95,319
Egypt	Bank of America	7,050	1.00	(1)	9/20/15	660,080	(161,267)	498,813
Egypt	Barclays Bank PLC	9,000	1.00	(1)	9/20/15	842,655	(205,872)	636,783
Egypt	Citibank NA	3,050	1.00	(1)	12/20/15	318,262	(108,286)	209,976
Egypt	Citibank NA	4,550	1.00	(1)	6/20/20	1,203,522	(360,120)	843,402
Egypt	Citibank NA	50	1.00	(1)	6/20/20	13,226	(4,157)	9,069
Egypt	Credit Suisse International	11,000	1.00	(1)	12/20/15	1,147,832	(365,875)	781,957
Egypt	Deutsche Bank	9,540	1.00	(1)	6/20/15	787,482	(164,360)	623,122
Egypt	Deutsche Bank	710	1.00	(1)	6/20/15	58,607	(19,171)	39,436
Egypt	Deutsche Bank	8,200	1.00	(1)	9/20/15	767,753	(191,516)	576,237
Egypt	Deutsche Bank	4,175	1.00	(1)	9/20/15	390,898	(122,532)	268,366
Egypt	Deutsche Bank	2,855	1.00	(1)	12/20/15	297,914	(92,208)	205,706
Egypt	Deutsche Bank	5,100	1.00	(1)	6/20/20	1,349,002	(358,913)	990,089
Egypt	Deutsche Bank	4,600	1.00	(1)	6/20/20	1,216,747	(365,809)	850,938
Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/20	1,203,522	(362,319)	841,203
Egypt	Goldman Sachs International	9,700	1.00	(1)	9/20/15	908,194	(233,455)	674,739
Guatemala	Citibank NA	18,256	1.00	(1)	9/20/20	1,273,417	(1,036,056)	237,361
Hungary	Bank of America	7,800	1.00	(1)	3/20/17	453,089	(1,088,143)	(635,054)
Hungary	Barclays Bank PLC	3,700	1.00	(1)	3/20/17	214,927	(516,127)	(301,200)
Hungary	Barclays Bank PLC	10,900	1.00	(1)	3/20/17	633,196	(1,526,014)	(892,818)
Hungary	Deutsche Bank	7,600	1.00	(1)	3/20/17	441,494	(1,055,492)	(613,998)
Hungary	Goldman Sachs International	14,600	1.00	(1)	3/20/17	848,090	(2,020,221)	(1,172,131)
Hungary	HSBC Bank USA	4,100	1.00	(1)	3/20/17	238,163	(571,925)	(333,762)
Lebanon	Barclays Bank PLC	4,200	1.00	(1)	12/20/14	82,746	(105,942)	(23,196)
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	124,021	(132,799)	(8,778)
Lebanon	Barclays Bank PLC	6,700	1.00	(1)	3/20/15	169,579	(178,390)	(8,811)
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	124,021	(151,887)	(27,866)
Lebanon	Barclays Bank PLC	5,000	1.00	(1)	12/20/15	240,117	(232,891)	7,226
Lebanon	Citibank NA	4,600	3.30		9/20/14	(94,148)	—	(94,148)

48

Global Macro Portfolio

April 30, 2013

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Lebanon	Citibank NA	$4,500	1.00	%(1)	12/20/14	$88,656	$(111,229)	$(22,573)
Lebanon	Citibank NA	4,300	1.00	(1)	12/20/14	84,716	(108,464)	(23,748)
Lebanon	Citibank NA	5,500	1.00	(1)	12/20/14	108,357	(140,826)	(32,469)
Lebanon	Citibank NA	2,800	1.00	(1)	3/20/15	70,869	(66,411)	4,458
Lebanon	Citibank NA	6,000	1.00	(1)	9/20/15	237,710	(285,716)	(48,006)
Lebanon	Citibank NA	15,000	1.00	(1)	9/20/15	594,275	(663,394)	(69,119)
Lebanon	Credit Suisse International	4,600	1.00	(1)	3/20/15	116,428	(123,120)	(6,692)
Lebanon	Credit Suisse International	8,800	1.00	(1)	3/20/15	222,731	(234,170)	(11,439)
Lebanon	Credit Suisse International	9,900	1.00	(1)	6/20/15	306,606	(279,606)	27,000
Lebanon	Credit Suisse International	5,000	1.00	(1)	9/20/15	198,091	(221,529)	(23,438)
Lebanon	Credit Suisse International	8,300	1.00	(1)	12/20/15	398,594	(373,181)	25,413
Lebanon	Credit Suisse International	22,710	1.00	(1)	12/20/15	1,090,610	(1,070,295)	20,315
Lebanon	Credit Suisse International	4,450	1.00	(1)	12/20/15	213,704	(199,635)	14,069
Lebanon	Credit Suisse International	5,000	1.00	(1)	12/20/15	240,116	(230,132)	9,984
Lebanon	Deutsche Bank	6,100	1.00	(1)	3/20/15	154,393	(150,717)	3,676
Lebanon	Deutsche Bank	4,900	1.00	(1)	6/20/15	151,755	(138,390)	13,365
Lebanon	Deutsche Bank	5,000	1.00	(1)	6/20/15	154,852	(143,068)	11,784
Lebanon	Deutsche Bank	6,700	1.00	(1)	9/20/15	265,443	(264,263)	1,180
Lebanon	Deutsche Bank	6,890	1.00	(1)	12/20/15	330,881	(321,683)	9,198
Lebanon	Deutsche Bank	5,000	1.00	(1)	12/20/15	240,117	(235,644)	4,473
Lebanon	Deutsche Bank	3,085	1.00	(1)	12/20/15	148,152	(144,627)	3,525
Lebanon	Goldman Sachs International	3,600	1.00	(1)	9/20/15	142,626	(159,501)	(16,875)
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	149,143	(165,223)	(16,080)
Lebanon	JPMorgan Chase Bank	10,000	5.00	(1)	12/20/17	(542,683)	198,748	(343,935)
Mexico	Bank of America	7,100	1.00	(1)	6/20/22	92,920	(420,080)	(327,160)
Mexico	Bank of America	14,100	1.00	(1)	6/20/22	184,531	(947,870)	(763,339)
Mexico	Barclays Bank PLC	3,900	1.00	(1)	6/20/22	51,040	(275,006)	(223,966)
Mexico	Citibank NA	4,150	1.00	(1)	6/20/22	54,312	(252,131)	(197,819)
Mexico	Deutsche Bank	6,900	1.00	(1)	6/20/22	90,303	(413,251)	(322,948)
Mexico	Deutsche Bank	7,300	1.00	(1)	6/20/22	95,538	(485,470)	(389,932)
Mexico	Deutsche Bank	6,680	1.00	(1)	6/20/22	87,423	(480,143)	(392,720)
Mexico	Deutsche Bank	14,300	1.00	(1)	6/20/22	187,148	(890,025)	(702,877)
Mexico	Goldman Sachs International	6,500	1.00	(1)	6/20/22	85,068	(389,329)	(304,261)
Mexico	Goldman Sachs International	7,060	1.00	(1)	6/20/22	92,397	(509,982)	(417,585)
Philippines	Bank of America	9,300	1.00	(1)	9/20/15	(159,390)	(98,154)	(257,544)
Philippines	Barclays Bank PLC	9,131	1.00	(1)	3/20/15	(138,533)	(100,053)	(238,586)
Philippines	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	(166,947)	(124,138)	(291,085)
Philippines	Citibank NA	10,000	1.00	(1)	6/20/15	(166,947)	(134,707)	(301,654)
Philippines	Deutsche Bank	9,750	1.00	(1)	3/20/15	(147,924)	(116,056)	(263,980)
Philippines	Deutsche Bank	10,000	1.00	(1)	6/20/15	(166,947)	(120,493)	(287,440)
Philippines	Deutsche Bank	9,500	1.00	(1)	9/20/15	(162,818)	(125,610)	(288,428)

49

Global Macro Portfolio

April 30, 2013

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Philippines	Deutsche Bank	$10,000	1.00	%(1)	9/20/15	$(171,386)	$(129,538)	$(300,924)
Philippines	Goldman Sachs International	10,000	1.00	(1)	3/20/15	(151,716)	(127,182)	(278,898)
Philippines	Goldman Sachs International	10,000	1.00	(1)	6/20/15	(166,947)	(121,976)	(288,923)
Philippines	Goldman Sachs International	7,200	1.00	(1)	9/20/15	(123,398)	(72,956)	(196,354)
Philippines	HSBC Bank USA	10,000	1.00	(1)	6/20/15	(166,947)	(120,493)	(287,440)
Philippines	HSBC Bank USA	4,400	1.00	(1)	9/20/15	(75,410)	(54,438)	(129,848)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(171,387)	(142,867)	(314,254)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(171,386)	(151,272)	(322,658)
Philippines	JPMorgan Chase Bank	10,000	1.00	(1)	6/20/15	(166,947)	(130,965)	(297,912)
Philippines	Standard Chartered Bank	10,000	1.00	(1)	9/20/15	(171,386)	(140,656)	(312,042)
Russia	Bank of America	32,210	1.00	(1)	9/20/17	226,028	(1,502,992)	(1,276,964)
Russia	Barclays Bank PLC	17,300	1.00	(1)	9/20/17	121,400	(860,526)	(739,126)
Russia	Citibank NA	13,760	1.00	(1)	9/20/17	96,558	(420,191)	(323,633)
Russia	Credit Suisse International	28,990	1.00	(1)	9/20/17	203,432	(1,363,893)	(1,160,461)
Russia	Deutsche Bank	4,750	1.00	(1)	9/20/17	33,332	(139,265)	(105,933)
Russia	Deutsche Bank	9,800	1.00	(1)	9/20/17	68,770	(487,466)	(418,696)
Russia	Deutsche Bank	35,840	1.00	(1)	6/20/18	610,762	(652,602)	(41,840)
Russia	JPMorgan Chase Bank	7,900	1.00	(1)	9/20/17	55,437	(244,422)	(188,985)
Russia	JPMorgan Chase Bank	17,700	1.00	(1)	9/20/17	124,206	(540,682)	(416,476)
Russia	Morgan Stanley & Co. International PLC	9,180	1.00	(1)	9/20/17	64,419	(287,714)	(223,295)
South Africa	Bank of America	6,300	1.00	(1)	12/20/19	313,654	(194,010)	119,644
South Africa	Bank of America	5,575	1.00	(1)	9/20/20	338,075	(180,366)	157,709
South Africa	Bank of America	16,990	1.00	(1)	12/20/20	1,091,070	(500,014)	591,056
South Africa	Bank of America	5,160	1.00	(1)	12/20/20	331,367	(166,570)	164,797
South Africa	Bank of America	29,280	1.00	(1)	9/20/22	2,564,938	(1,947,848)	617,090
South Africa	Bank of America	20,830	1.00	(1)	9/20/22	1,824,715	(1,534,651)	290,064
South Africa	Bank of America	16,100	1.00	(1)	9/20/22	1,410,365	(1,132,532)	277,833
South Africa	Bank of America	19,900	1.00	(1)	9/20/22	1,743,246	(1,844,670)	(101,424)
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	313,654	(224,268)	89,386
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	266,927	(137,603)	129,324
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	266,927	(156,719)	110,208
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	266,927	(224,191)	42,736
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	569,623	(648,525)	(78,902)
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	727,696	(693,298)	34,398
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	771,263	(352,142)	419,121
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	471,362	(228,108)	243,254
South Africa	Barclays Bank PLC	10,850	1.00	(1)	9/20/22	950,463	(863,555)	86,908
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/22	795,411	(775,115)	20,296
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/22	1,474,313	(1,354,701)	119,612
South Africa	BNP Paribas	10,850	1.00	(1)	9/20/22	950,463	(887,260)	63,203
South Africa	Citibank NA	3,910	1.00	(1)	12/20/19	194,664	(158,248)	36,416
South Africa	Citibank NA	5,300	1.00	(1)	3/20/20	282,942	(227,643)	55,299
South Africa	Citibank NA	4,600	1.00	(1)	3/20/20	245,572	(203,923)	41,649

50

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Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Citibank NA	$5,000	1.00	%(1)	6/20/20	$284,812	$(235,865)	$48,947
South Africa	Credit Suisse International	5,100	1.00	(1)	3/20/20	272,265	(153,921)	118,344
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	245,572	(168,897)	76,675
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	284,812	(238,527)	46,285
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	569,624	(633,043)	(63,419)
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	1,091,069	(531,620)	559,449
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	671,081	(422,320)	248,761
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	497,050	(254,504)	242,546
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/22	876,003	(962,537)	(86,534)
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/20	758,017	(525,289)	232,728
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/20	338,075	(178,736)	159,339
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/20	333,527	(214,162)	119,365
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/20	87,930	(56,515)	31,415
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/20	835,160	(397,396)	437,764
South Africa	Deutsche Bank	15,200	1.00	(1)	9/20/22	1,331,525	(1,400,312)	(68,787)
South Africa	Deutsche Bank	16,940	1.00	(1)	9/20/22	1,483,950	(1,567,328)	(83,378)
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/20	1,113,225	(540,406)	572,819
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	515,031	(254,070)	260,961
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/22	936,447	(958,523)	(22,076)
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/22	727,534	(750,995)	(23,461)
South Africa	HSBC Bank USA	7,300	1.00	(1)	12/20/22	662,054	(656,280)	5,774
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	12/20/19	258,889	(219,459)	39,430
South Africa	JPMorgan Chase Bank	4,590	1.00	(1)	12/20/19	228,519	(232,484)	(3,965)
South Africa	JPMorgan Chase Bank	5,100	1.00	(1)	3/20/20	272,265	(151,214)	121,051
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	3/20/20	266,927	(153,554)	113,373
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	3/20/20	277,604	(220,689)	56,915
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	284,812	(230,529)	54,283
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	284,812	(326,837)	(42,025)
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/22	779,643	(702,787)	76,856
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/22	350,402	(291,127)	59,275
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/22	641,013	(651,200)	(10,187)
Spain	Bank of America	15,000	1.00	(1)	6/20/20	1,495,400	(257,096)	1,238,304
Spain	Bank of America	7,500	1.00	(1)	9/20/20	772,570	(426,818)	345,752
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	1,089,457	(94,264)	995,193
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	996,934	(607,470)	389,464
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	763,505	(534,511)	228,994
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	4,708,836	(3,512,176)	1,196,660
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	499,245	(366,827)	132,418
Spain	Citibank NA	11,400	1.00	(1)	3/20/20	1,089,456	(215,243)	874,213
Spain	Citibank NA	2,500	1.00	(1)	3/20/20	238,915	(97,205)	141,710
Spain	Citibank NA	5,000	1.00	(1)	9/20/20	515,047	(209,089)	305,958
Spain	Deutsche Bank	9,200	1.00	(1)	3/20/20	879,210	(164,028)	715,182
Spain	Deutsche Bank	13,950	1.00	(1)	6/20/20	1,390,722	(705,427)	685,295
Spain	Deutsche Bank	10,000	1.00	(1)	6/20/20	996,933	(381,136)	615,797

51

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Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Spain	Deutsche Bank	$23,922	1.00	%(1)	12/20/20	$2,541,051	$(1,895,292)	$645,759
Spain	Deutsche Bank	12,825	1.00	(1)	12/20/20	1,362,301	(871,407)	490,894
Spain	Goldman Sachs International	5,000	1.00	(1)	6/20/20	498,467	(306,196)	192,271
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	880,009	(629,204)	250,805
Spain	JPMorgan Chase Bank	15,000	1.00	(1)	9/20/20	1,545,140	(1,210,004)	335,136
Spain	JPMorgan Chase Bank	5,000	1.00	(1)	9/20/20	515,047	(203,593)	311,454
Thailand	Bank of America	4,000	1.00	(1)	9/20/15	(65,810)	(13,404)	(79,214)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	16,480	—	16,480
Thailand	Citibank NA	7,700	0.86		12/20/14	(83,625)	—	(83,625)
Thailand	Citibank NA	3,700	0.95		9/20/19	12,727	—	12,727
Thailand	Credit Suisse International	5,000	1.00	(1)	9/20/15	(82,263)	(23,427)	(105,690)
Thailand	Deutsche Bank	10,000	1.00	(1)	3/20/15	(147,057)	(31,239)	(178,296)
Thailand	Goldman Sachs International	4,700	1.00	(1)	9/20/15	(77,327)	(14,675)	(92,002)
Thailand	Goldman Sachs International	9,000	1.00	(1)	9/20/15	(148,074)	(28,127)	(176,201)
Thailand	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(164,526)	(31,253)	(195,779)
Thailand	JPMorgan Chase Bank	3,900	0.87		12/20/14	(43,044)	—	(43,044)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(82,263)	(15,612)	(97,875)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(82,263)	(22,321)	(104,584)
Tunisia	Barclays Bank PLC	3,700	1.00	(1)	9/20/17	364,074	(284,328)	79,746
Tunisia	Barclays Bank PLC	3,330	1.00	(1)	9/20/17	327,667	(268,669)	58,998
Tunisia	Citibank NA	3,990	1.00	(1)	9/20/17	392,609	(337,356)	55,253
Tunisia	Deutsche Bank	13,700	1.00	(1)	6/20/17	1,249,294	(897,745)	351,549
Tunisia	Deutsche Bank	7,390	1.00	(1)	6/20/17	673,889	(511,155)	162,734
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	659,269	(477,161)	182,108
Tunisia	Goldman Sachs International	7,430	1.00	(1)	9/20/17	731,100	(556,955)	174,145
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	659,269	(528,330)	130,939
Tunisia	JPMorgan Chase Bank	8,770	1.00	(1)	9/20/17	862,954	(725,498)	137,456
Tunisia	Morgan Stanley & Co. International PLC	2,000	1.00	(1)	6/20/17	182,379	(138,240)	44,139
Tunisia	Nomura International PLC	5,700	1.00	(1)	12/20/17	600,719	(541,220)	59,499
Uruguay	Citibank NA	4,600	1.00	(1)	6/20/20	172,437	(250,617)	(78,180)
Uruguay	Deutsche Bank	9,200	1.00	(1)	6/20/20	344,874	(489,490)	(144,616)
iTraxx Europe Senior Financials 5-Year Index	Barclays Bank PLC	EUR 42,420	1.00	(1)	6/20/18	1,167,192	(2,397,449)	(1,230,257)
iTraxx Europe Subordinated Financials 5-Year Index	Barclays Bank PLC	EUR 30,816	5.00	(1)	6/20/18	(5,351,157)	3,423,875	(1,927,282)
iTraxx Europe Subordinated Financials 5-Year Index	Morgan Stanley & Co. International PLC	EUR 27,075	5.00	(1)	6/20/18	(4,715,193)	4,249,754	(465,439)

						$87,040,275	$(94,475,744)	$(7,435,469)

52

Global Macro Portfolio

April 30, 2013

Notes to Consolidated Financial Statements — continued

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2013, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $695,886,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	–	Euro

Total Return Swaps
Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation

Citibank NA	Total return on GTQ 20,438,000 Banco de Guatemala, 0%, due 9/3/13	3-month USD LIBOR-BBA + 50 bp on $2,548,027 (Notional Amount) plus Notional Amount at termination date	9/5/13	$37,809
Citibank NA	Total return on GTQ 37,022,000 Banco de Guatemala, 0%, due 12/3/13	3-month USD LIBOR-BBA + 50 bp on $4,568,991 (Notional Amount) plus Notional Amount at termination date	12/5/13	75,123

				$112,932

GTQ	–	Guatemalan Quetzal

Cross-Currency Swaps
Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)	Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)	Floating Rate	Fixed Rate	Termination Date	Net Unrealized Depreciation

Bank of America	TRY 17,118	$11,435	3-month USD-LIBOR-BBA	8.28%	8/11/20	$(266,122)
Bank of America	TRY 26,000	14,619	3-month USD-LIBOR-BBA	6.97	8/18/21	(1,907,068)
Barclays Bank PLC	TRY 60,000	40,080	3-month USD-LIBOR-BBA	8.25	8/11/20	(865,245)
Barclays Bank PLC	TRY 25,350	16,650	3-month USD-LIBOR-BBA	8.32	8/16/20	(701,218)
Citibank NA	TRY 25,000	16,700	3-month USD-LIBOR-BBA	8.20	8/11/20	(313,636)
Citibank NA	TRY 3,909	2,449	3-month USD-LIBOR-BBA	8.23	2/25/21	(131,695)
Credit Suisse International	TRY 4,446	2,498	3-month USD-LIBOR-BBA	6.90	8/18/21	(315,523)
Deutsche Bank	TRY 22,254	14,861	3-month USD-LIBOR-BBA	8.26	8/11/20	(334,232)

53

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April 30, 2013

Notes to Consolidated Financial Statements — continued

Cross-Currency Swaps (continued)
Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)	Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)	Floating Rate	Fixed Rate	Termination Date	Net Unrealized Depreciation
Deutsche Bank	TRY 14,321	$8,996	3-month USD-LIBOR-BBA	8.20%	2/24/21	$(444,108)
Deutsche Bank	TRY 5,112	2,871	3-month USD-LIBOR-BBA	7.00	8/18/21	(385,310)
JPMorgan Chase Bank	TRY 27,000	18,012	3-month USD-LIBOR-BBA	8.29	8/11/20	(453,947)
JPMorgan Chase Bank	TRY 20,000	13,333	3-month USD-LIBOR-BBA	8.36	8/11/20	(397,667)
JPMorgan Chase Bank	TRY 10,000	5,610	3-month USD-LIBOR-BBA	6.96	8/18/21	(742,076)

						$(7,257,847)

TRY	–	New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the six months ended April 30, 2013 was as follows:

	Principal Amount of Contracts (000’s omitted)	Principal Amount of Contracts (000’s omitted)	Premiums Received

Outstanding, beginning of period	INR 33,752,150	KRW —	$21,570,884
Options written	22,092,873	336,789,600	6,696,487

Outstanding, end of period	INR 55,845,023	KRW 336,789,600	$28,267,371

INR	–	Indian Rupee
KRW	–	South Korean Won

At April 30, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity index futures and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, options on currencies, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

54

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Notes to Consolidated Financial Statements — continued

The Portfolio enters into swap contracts, over-the-counter options and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2013, the fair value, excluding upfront payments, of derivatives with credit-related contingent features in a net liability position was $128,780,653. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $26,869,696 at April 30, 2013.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts (other than centrally cleared swaps), over-the counter options and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risks with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. At April 30, 2013, the maximum amount of loss the Portfolio (and Subsidiary) would incur due to counterparty risk was $136,903,594 with the highest amount from any one counterparty being $29,689,336. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio (and Subsidiary) has entered into master netting agreements with substantially all of its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $93,911,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred. Collateral pledged for the benefit of the Portfolio is held in a segregated account by the Portfolio’s custodian. The portion of such collateral representing cash is reflected as restricted cash with a corresponding liability on the Statement of Assets and Liabilities. The carrying amount of the liability at April 30, 2013 approximated its fair value. If measured at fair value, the liability for cash collateral due to broker would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2013. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered Portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered Portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2013 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Commodity

Securities of unaffiliated issuers, at value	$—	$—	$16,125,904	$575,887	$3,032,800
Net unrealized appreciation*	2,080,836	4,954,832	—	689,471	8,520,930
Receivable for open forward foreign currency exchange contracts	—	—	29,951,318	—	—
Receivable for open swap contracts; Premium paid/received on open swap contracts	106,520,078	—	112,932	48,244,112	—

Total Asset Derivatives	$108,600,914	$4,954,832	$46,190,154	$49,509,470	$11,553,730

Written options outstanding, at value	$—	$—	$(9,245,382)	$—	$—
Net unrealized appreciation*	—	(3,109,821)	—	(17,307,803)	(416,669)
Payable for open forward foreign currency exchange contracts	—	—	(29,997,779)	—	—
Payable for open swap contracts; Premium paid/received on open swap contracts	(22,254,329)	—	—	(46,144,260)	—

Total Liability Derivatives	$(22,254,329)	$(3,109,821)	$(39,243,161)	$(63,452,063)	$(416,669)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts and Swaps Contracts tables above. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable. In addition, the upfront payments paid on centrally cleared swaps are reported within the Consolidated Statement of Assets and Liabilities as Premium paid on open swap contracts.

55

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Notes to Consolidated Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2013 was as follows:

Consolidated Statement of Operations Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Commodity

Net realized gain (loss) — Investment transactions	$—	$(4,657,259)	$—	$—	$—
Futures contracts	—	6,023,048	—	(3,879,487)	(191,238)
Swap contracts	(107,652,334)	—	(9,161)	(11,537,993)	—
Forward commodity contracts	—	—	—	—	(3,464,971)
Foreign currency and forward foreign currency exchange contract transactions	—	—	(17,693,014)	—	—

Total	$(107,652,334)	$1,365,789	$(17,702,175)	$(15,417,480)	$(3,656,209)

Change in unrealized appreciation (depreciation) — Investments	$—	$1,525,575	$(13,233,938)	$(735,646)	$(6,487,200)
Written options	—	—	7,018,564	—	—
Futures contracts	—	1,005,094	—	(15,539,116)	18,280,503
Swap contracts	31,439,426	—	112,932	9,517,093	—
Forward commodity contracts	—	—	—	—	9,488,742
Foreign currency and forward foreign currency exchange contracts	—	—	15,644,289	—	—

Total	$31,439,426	$2,530,669	$9,541,847	$(6,757,669)	$21,282,045

The average notional amounts of futures contracts, forward commodity contracts, forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2013, which are indicative of the volume of these derivative types, were approximately $1,387,070,000, $91,190,000, $5,997,003,000 and $5,951,035,000, respectively.

The average principal amount of purchased currency option contracts, average notional amount of interest rate swaption contracts, and average number of purchased index options contracts and purchased commodity options contracts outstanding during the six months ended April 30, 2013, which are indicative of the volume of these derivative types, were approximately $1,884,946,000, $99,600,000, 38,318,000 contracts and 1,360 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2013.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

56

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Notes to Consolidated Financial Statements — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$2,000,287,957	$—	$2,000,287,957
Foreign Corporate Bonds & Notes	—	3,893,636	—	3,893,636
Corporate Bonds & Notes	—	664,961	—	664,961
Collateralized Mortgage Obligations	—	91,794,380	—	91,794,380
Commercial Mortgage-Backed Securities	—	1,655,019	—	1,655,019
Mortgage Pass-Throughs	—	1,278,262,141	—	1,278,262,141
U.S. Government Agency Obligations	—	342,982,413	—	342,982,413
U.S. Treasury Obligations	—	731,834,569	—	731,834,569
Common Stocks	—	71,162,820 *	—	71,162,820
Precious Metals	156,937,124	—	—	156,937,124
Currency Call Options Purchased	—	12,210,034	—	12,210,034
Currency Put Options Purchased	—	3,915,870	—	3,915,870
Interest Rate Swaptions	—	575,887	—	575,887
Put Options Purchased	3,032,800	—	—	3,032,800
Short-Term Investments —
Foreign Government Securities	—	1,881,967,075	—	1,881,967,075
U.S. Treasury Obligations	—	389,000,794	—	389,000,794
Repurchase Agreements	—	854,335,626	—	854,335,626
Other	—	415,004,459	—	415,004,459

Total Investments	$159,969,924	$8,079,547,641	$—	$8,239,517,565

Forward Foreign Currency Exchange Contracts	$—	$29,951,318	$—	$29,951,318
Swap Contracts	—	156,957,958	—	156,957,958
Futures Contracts	14,165,233	—	—	14,165,233

Total	$174,135,157	$8,266,456,917	$—	$8,440,592,074

Liability Description

Currency Call Options Written	$—	$(7,379,384)	$—	$(7,379,384)
Currency Put Options Written	—	(1,865,998)	—	(1,865,998)
Securities Sold Short	—	(754,086,194)	—	(754,086,194)
Forward Foreign Currency Exchange Contracts	—	(29,997,779)	—	(29,997,779)
Swap Contracts	—	(68,398,589)	—	(68,398,589)
Futures Contracts	(20,834,293)	—	—	(20,834,293)

Total	$(20,834,293)	$(861,727,944)	$—	$(882,562,237)

57

Global Macro Portfolio

April 30, 2013

Notes to Consolidated Financial Statements — continued

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

58

Global Macro Portfolio

April 30, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Portfolio:

We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of April 30, 2013, and the related consolidated statement of operations for the six month period then ended, the consolidated statements of changes in net assets for the six month period then ended and the year ended October 31, 2012, and the consolidated supplementary data for the six month period then ended and each of the five years in the period ended October 31, 2012. These consolidated financial statements and consolidated supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated supplementary data referred to above present fairly, in all material respects, the financial position of Global Macro Portfolio and subsidiary as of April 30, 2013, the results of their operations for the six month period then ended, the changes in their net assets for the six month period then ended and the year ended October 31, 2012, and the supplementary data for the six month period then ended and each of the five years in the period ended October 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 20, 2013

59

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

60

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Global Macro Absolute Return Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Global Macro Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio, including recent changes to such personnel. The Board specifically noted each Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolio by senior management.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s duration or other general market exposures, either by investing in specific securities or through the use of certain derivatives.

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

61

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

62

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2013

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Global Macro Portfolio

Michael A. Cirami

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Fund and Global Macro Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

63

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

64

Investment Adviser of Global Macro Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3041-6/13	GMSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	June 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 14, 2013

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	June 14, 2013